UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust NASDAQ
Technology Dividend Index Fund
TDIV | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$57	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.78% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry, with an average weight of 38.4% and contributed 10.7% to the Fund’s overall return, which was the greatest return of any industry. Investments in the Media industry, with an average weight of 2.0% contributed -0.6% to the Fund’s overall return, which was the most negative contribution of any industry.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ Technology Dividend Index Fund	24.78%	19.88%	17.62%
Nasdaq Technology DividendTM Index	25.53%	20.62%	18.37%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Information Technology Index	28.22%	23.29%	25.22%
Visit www.ftportfolios.com/etf/TDIV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,755,982,441
Total number of portfolio holdings	95
Total advisory fee paid	$15,093,192
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.7%
Broadcom, Inc.	8.4%
Oracle Corp.	8.3%
Microsoft Corp.	7.7%
Texas Instruments, Inc.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.6%
QUALCOMM, Inc.	3.9%
Analog Devices, Inc.	2.5%
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund
MDIV | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$50(1)	0.49%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.48%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.90% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
The Fund seeks to invest approximately 20% of its assets in each of five categories: Equities, Real Estate Investment Trusts (“REITs”), Preferred Securities, Master Limited Partnerships, and a high-yield corporate debt exchange-traded fund (“ETF”). During the Period, the most significant positive contribution came from the allocation to the high-yield corporate debt ETF, the First Trust Tactical High Yield ETF, which contributed 1.4% to the Fund’s overall return. Of the five categories, investments in REITs had the most significant negative contribution to the Fund’s overall return of
-0.2%.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
Multi-Asset Diversified Income Index Fund	2.90%	10.02%	4.93%
Nasdaq US Multi-Asset Diversified IncomeTM Index	3.51%	10.65%	5.54%
S&P 500® Index	17.60%	16.47%	15.30%
Dow Jones U.S. Select DividendTM Index	9.44%	16.29%	11.24%
Visit www.ftportfolios.com/etf/MDIV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$430,527,849
Total number of portfolio holdings	125
Total advisory fee paid	$2,128,667
Portfolio turnover rate	68%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.2%
Rayonier, Inc.	1.6%
Icahn Enterprises, L.P.	1.6%
TXO Partners, L.P.	1.5%
Mach Natural Resources, L.P.	1.4%
Black Stone Minerals, L.P.	1.2%
Dorchester Minerals, L.P.	1.1%
Alliance Resource Partners, L.P.	1.1%
Kimbell Royalty Partners, L.P.	1.1%
Ladder Capital Corp.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Multi-Asset Diversified IncomeTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P
International Dividend Aristocrats ETF
FID | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$66	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.39% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 16.03% for the same Period.
During the Period, investments in Canada received the greatest allocation of any country, with an average weight of 24.2% and contributed 3.5% to the Fund’s overall return, which was the greatest contribution of any country. Investments in Belgium, with an average weight of 1.9% contributed
-0.4% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a -0.5% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust S&P International Dividend Aristocrats ETF	16.39%	11.37%	6.72%
S&P International Dividend Aristocrats Index(1)	17.88%	13.06%	N/A
Dow Jones EPAC Select DividendTM Index	27.08%	14.60%	8.82%
MSCI World ex USA Index	16.03%	11.60%	8.41%
(1)
On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.

Visit www.ftportfolios.com/etf/FID for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$120,823,619
Total number of portfolio holdings	75
Total advisory fee paid	$559,837
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
APA Group	2.6%
LG Uplus Corp.	2.3%
EDP S.A.	2.2%
Sino Land Co., Ltd.	2.2%
Henderson Land Development Co., Ltd.	2.2%
Bouygues S.A.	2.2%
TELUS Corp.	2.1%
Enel S.p.A.	1.9%
Japan Metropolitan Fund Invest	1.9%
China Resources Land Ltd.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust Rising Dividend Achievers ETF
RDVY | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$52	0.48%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.25% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the Dow Jones U.S. Select DividendTM Index, which returned 9.44% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 38.7% and contributed 8.7% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Health Care sector, with an average weight of 2.5% contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Rising Dividend Achievers ETF	15.25%	17.58%	14.75%
Nasdaq US Rising Dividend AchieversTM Index	15.83%	18.22%	15.37%
Dow Jones U.S. Select DividendTM Index	9.44%	16.29%	11.24%
S&P 500® Index	17.60%	16.47%	15.30%
Visit www.ftportfolios.com/etf/RDVY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$17,249,820,063
Total number of portfolio holdings	75
Total advisory fee paid	$66,291,356
Portfolio turnover rate	69%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
KLA Corp.	2.7%
Alphabet, Inc., Class A	2.5%
NVIDIA Corp.	2.5%
eBay, Inc.	2.4%
Applied Materials, Inc.	2.4%
Mueller Industries, Inc.	2.3%
Bank of New York Mellon (The) Corp.	2.2%
Lam Research Corp.	2.2%
JPMorgan Chase & Co.	2.2%
Microsoft Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF
FV | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$31(1)	0.30%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.91% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 22.4% and contributed -1.5% to the Fund’s overall return, which was the most negative contribution of any sector. With an average weight of 9.7%, investments in the Communication Services sector contributed 4.0% to the Fund’s overall return, which was the greatest contribution of any sector.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Focus 5 ETF	6.91%	13.28%	11.53%
Dorsey Wright Focus FiveTM Index	7.22%	13.67%	11.92%
S&P 500® Index	17.60%	16.47%	15.30%
Visit www.ftportfolios.com/etf/FV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,708,959,288
Total number of portfolio holdings	6
Total advisory fee paid	$11,098,683
Portfolio turnover rate	60%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Dow Jones Internet Index Fund	22.0%
First Trust Financials AlphaDEX® Fund	20.3%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.2%
First Trust Utilities AlphaDEX® Fund	18.9%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	18.4%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust Dorsey Wright
Momentum & Dividend ETF
DDIV | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$65	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.63% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 35.8% and contributed 5.7% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Materials sector, with an average weight of 2.4%, contributed -0.8% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Momentum & Dividend ETF	11.63%	17.03%	10.19%
Dorsey Wright Momentum Plus Dividend YieldTMIndex(1)	12.39%	17.87%	N/A
Dow Jones U.S. Select DividendTM Index	9.44%	16.29%	11.24%
S&P 500® Index	17.60%	16.47%	15.30%
(1)
On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.

Visit www.ftportfolios.com/etf/DDIV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$66,304,395
Total number of portfolio holdings	51
Total advisory fee paid	$416,432
Portfolio turnover rate	157%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Simon Property Group, Inc.	4.7%
Antero Midstream Corp.	4.5%
Lamar Advertising Co., Class A	4.0%
Regency Centers Corp.	3.5%
Kinder Morgan, Inc.	3.4%
AT&T, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Williams (The) Cos., Inc.	3.2%
CME Group, Inc.	3.1%
Hasbro, Inc.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Momentum Plus Dividend YieldTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust RBA
American Industrial Renaissance® ETF
AIRR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$81	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.04% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Industrials Index, which returned 15.69% for the same Period.
During the Period, investments in the Construction & Engineering industry received the greatest allocation of any industry, with an average weight of 26.0% and contributed 17.7% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Ground Transportation industry, with an average weight of 5.8%, contributed -2.4% to the Fund’s overall return, which was the most negative contribution of any industry.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust RBA American Industrial Renaissance® ETF	30.04%	30.60%	20.51%
Richard Bernstein Advisors American Industrial Renaissance® Index	31.05%	31.58%	21.39%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Industrials Index	15.69%	16.82%	13.79%
Russell 2500® Index	10.16%	12.09%	10.52%
Visit www.ftportfolios.com/etf/AIRR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$5,584,360,695
Total number of portfolio holdings	57
Total advisory fee paid	$24,193,932
Portfolio turnover rate	60%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kratos Defense & Security Solutions, Inc.	4.6%
Comfort Systems USA, Inc.	3.9%
C.H. Robinson Worldwide, Inc.	3.5%
BWX Technologies, Inc.	3.4%
AAON, Inc.	3.2%
MasTec, Inc.	3.2%
Sterling Infrastructure, Inc.	3.2%
Advanced Drainage Systems, Inc.	3.1%
EMCOR Group, Inc.	3.0%
Primoris Services Corp.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AIRR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright
International Focus 5 ETF
IFV | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$34(1)	0.31%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.28% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, which returned 16.45% for the same Period.
During the Period, investments in Switzerland received the greatest allocation of any country, with an average weight of 20.1% and contributed 2.8% to the Fund’s overall return. With an average weight of 9.0%, investments in China contributed 4.5% to the Fund’s overall return, which was the greatest contribution of any country. Investments in India, with an average weight of 14.5%, contributed -1.8% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 1.0% impact on the Fund’s performance.
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright International Focus 5 ETF	19.28%	7.92%	5.87%
Dorsey Wright International Focus FiveTM Index	19.74%	8.32%	6.54%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
Visit www.ftportfolios.com/etf/IFV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$175,163,775
Total number of portfolio holdings	6
Total advisory fee paid	$441,835
Portfolio turnover rate	80%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust China AlphaDEX® Fund	22.1%
First Trust Eurozone AlphaDEX® ETF	20.0%
First Trust Germany AlphaDEX® Fund	19.8%
First Trust United Kingdom AlphaDEX® Fund	19.3%
First Trust Switzerland AlphaDEX® Fund	18.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IFV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright International Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright
Dynamic Focus 5 ETF
FVC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$31(1)	0.31%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.26% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, the First Trust Enhanced Short Maturity ETF (“FTSM”) received the greatest allocation of 40.2% and contributed 1.2% to the Fund’s overall return. Aside from FTSM, investments in the Information Technology sector during the Period received the greatest allocation of any sector, with an average weight of 17.2% and contributed -0.9% to the Fund’s overall return, which was the most negative of any sector. Investments in the Communication Services sector, with an average weight of 5.9%, contributed 2.0% to the Fund’s overall return, which was the greatest of any sector.
FUND PERFORMANCE (March 17, 2016 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (3/17/16)
First Trust Dorsey Wright Dynamic Focus 5 ETF	2.26%	7.92%	7.36%
Dorsey Wright Dynamic Focus FiveTM Index	2.53%	8.37%	7.75%
S&P 500® Index	17.60%	16.47%	15.23%
Visit www.ftportfolios.com/etf/FVC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$111,839,098
Total number of portfolio holdings	7
Total advisory fee paid	$396,634
Portfolio turnover rate	168%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Enhanced Short Maturity ETF	52.2%
First Trust Dow Jones Internet Index Fund	10.5%
First Trust Financials AlphaDEX® Fund	9.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	9.7%
First Trust Utilities AlphaDEX® Fund	9.0%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	8.8%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

First Trust SMID Cap Rising
Dividend Achievers ETF
SDVY | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.12% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 1000® Index, which returned 5.34% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 32.6% and contributed 4.4% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Energy and Materials sectors, with an average weight of 6.8% ad 5.5%, respectively, both contributed -0.4% to the Fund’s overall return, which were the most negative contributions of any sectors.
FUND PERFORMANCE (November 1, 2017 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (11/1/17)
First Trust SMID Cap Rising Dividend Achievers ETF	6.12%	17.85%	10.38%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index	6.81%	18.64%	11.09%
S&P 1000® Index	5.34%	13.40%	8.86%
Russell 3000® Index	17.41%	15.74%	14.04%
Visit www.ftportfolios.com/etf/SDVY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$8,959,493,330
Total number of portfolio holdings	182
Total advisory fee paid	$46,034,429
Portfolio turnover rate	85%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.4%
InterDigital, Inc.	1.3%
EMCOR Group, Inc.	1.1%
Interactive Brokers Group, Inc., Class A	1.1%
Perdoceo Education Corp.	1.0%
Installed Building Products, Inc.	1.0%
PriceSmart, Inc.	1.0%
Clear Secure, Inc., Class A	1.0%
Woodward, Inc.	1.0%
Mueller Industries, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Indxx
Innovative Transaction & Process ETF
LEGR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$73	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.13% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 40.4% and contributed 11.6% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Health Care sector, with a average weight of 1.2%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a 0.9% impact on the Fund’s performance.
FUND PERFORMANCE (January 24, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (1/24/18)
First Trust Indxx Innovative Transaction & Process ETF	21.13%	15.02%	10.77%
Indxx Blockchain Index	22.25%	16.16%	11.82%
S&P 500® Index	17.60%	16.47%	13.68%
Visit www.ftportfolios.com/etf/LEGR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$115,196,936
Total number of portfolio holdings	109
Total advisory fee paid	$639,424
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intel Corp.	1.8%
Baidu, Inc., ADR	1.6%
Alibaba Group Holding Ltd., ADR	1.5%
Samsung Electronics Co., Ltd.	1.5%
Micron Technology, Inc.	1.5%
International Business Machines Corp.	1.5%
Emirates Telecommunications Group Co. PJSC	1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.4%
NVIDIA Corp.	1.4%
Infineon Technologies AG	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LEGR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq
Artificial Intelligence and Robotics ETF
ROBT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$73	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.06% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry, with an average weight of 32.7% and contributed 5.1% to the Fund’s overall return. With an average weight of 10.7%, investments in the Semiconductors & Semiconductor Equipment industry contributed 5.8% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Consumer Staples Distribution & Retail industry contributed -0.9% to overall Fund return, the most negative contribution of any industry, and held an average weight of 1.8%. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.
FUND PERFORMANCE (February 21, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (2/21/18)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	21.06%	6.61%	8.10%
Nasdaq CTA Artificial Intelligence and RoboticsTM Index	21.53%	7.14%	8.74%
S&P 500® Index	17.60%	16.47%	14.54%
Visit www.ftportfolios.com/etf/ROBT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$609,895,121
Total number of portfolio holdings	119
Total advisory fee paid	$3,091,833
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RBC Dominion Securities, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
PROS Holdings, Inc.	1.9%
AeroVironment, Inc.	1.7%
Bank of America Corp.	1.7%
BigBear.ai Holdings, Inc.	1.6%
SoundHound AI, Inc., Class A	1.6%
UiPath, Inc., Class A	1.5%
Palantir Technologies, Inc., Class A	1.5%
International Business Machines Corp.	1.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ROBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA Artificial Intelligence and RoboticsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust Dorsey Wright
Momentum & Low Volatility ETF
DVOL | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$63	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.86% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 34.5% and contributed 4.3% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Information Technology sector, with an average weight of 5.3%, contributed -1.3% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (September 5, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (9/5/18)
First Trust Dorsey Wright Momentum & Low Volatility ETF	7.86%	10.55%	9.60%
Dorsey Wright Momentum Plus Low VolatilityTM Index	8.53%	11.25%	10.31%
S&P 500® Index	17.60%	16.47%	14.46%
Visit www.ftportfolios.com/etf/DVOL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$90,365,947
Total number of portfolio holdings	51
Total advisory fee paid	$382,115
Portfolio turnover rate	152%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TJX (The) Cos., Inc.	3.3%
American Electric Power Co., Inc.	3.0%
Welltower, Inc.	3.0%
Southern (The) Co.	3.0%
Old Republic International Corp.	3.0%
CME Group, Inc.	2.9%
Regency Centers Corp.	2.9%
Cencora, Inc.	2.8%
Republic Services, Inc.	2.8%
Automatic Data Processing, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DVOL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Momentum Plus Low VolatilityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

First Trust Dorsey Wright
Momentum & Value ETF
DVLU | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$64	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.21% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 51.2% and contributed 7.8% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Consumer Discretionary sector, with an average weight of 8.5%, contributed -4.1% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (September 5, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (9/5/18)
First Trust Dorsey Wright Momentum & Value ETF	10.21%	19.06%	9.27%
Dorsey Wright Momentum Plus ValueTM Index	10.92%	19.90%	9.98%
S&P 500® Index	17.60%	16.47%	14.46%
Visit www.ftportfolios.com/etf/DVLU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$33,605,410
Total number of portfolio holdings	51
Total advisory fee paid	$180,805
Portfolio turnover rate	187%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sandisk Corp.	6.6%
Western Digital Corp.	4.1%
Old Republic International Corp.	3.1%
Tenet Healthcare Corp.	3.0%
Allstate (The) Corp.	2.9%
American Financial Group, Inc.	2.9%
Popular, Inc.	2.8%
Travelers (The) Cos., Inc.	2.8%
Unum Group	2.8%
Synchrony Financial	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DVLU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Momentum Plus ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust International Developed
Capital Strength® ETF
FICS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$72	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.00% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World ex USA Index, which returned 16.03% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 24.1% and contributed 2.8% to the Fund’s overall return. With an average weight of 21.1%, investments in the Financials sector contributed 5.2% to the Fund’s overall Fund, which was the greatest contribution of any sector. Investments in the Information Technology sector, with an average weight of 8.9%, contributed -1.1% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a 2.1% impact on the Fund’s performance.
FUND PERFORMANCE (December 15, 2020 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (12/15/20)
First Trust International Developed Capital Strength® ETF	4.00%	6.76%
The International Developed Capital StrengthTM Index	4.29%	7.56%
MSCI World ex USA Index	16.03%	9.17%
Visit www.ftportfolios.com/etf/FICS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$214,423,696
Total number of portfolio holdings	52
Total advisory fee paid	$1,326,634
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Royal Bank of Canada	2.5%
GEA Group AG	2.4%
BHP Group Ltd.	2.4%
GSK PLC	2.3%
Reckitt Benckiser Group PLC	2.3%
Kone Oyj, Class B	2.3%
Sampo Oyj, Class A	2.2%
Novartis AG	2.2%
Schindler Holding AG	2.2%
Rio Tinto PLC	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FICS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International Developed Capital Strength® ETF (FICS)

First Trust S&P 500 Economic Moat ETF
EMOT | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$65	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.82% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 35.3% and contributed 8.9% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Industrials sector, with an average allocation of 8.3%, contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (June 26, 2024 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (6/26/24)
First Trust S&P 500 Economic Moat ETF	13.82%	16.24%
S&P 500® Economic Moat Index	14.55%	17.01%
S&P 500® Index	17.60%	18.67%
Visit www.ftportfolios.com/etf/EMOT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$4,792,267
Total number of portfolio holdings	50
Total advisory fee paid	$24,604
Portfolio turnover rate	18%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	3.0%
Lam Research Corp.	2.8%
Tapestry, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
NVIDIA Corp.	2.5%
Broadcom, Inc.	2.4%
Apple, Inc.	2.4%
KLA Corp.	2.3%
Jabil, Inc.	2.3%
IDEXX Laboratories, Inc.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMOT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Economic Moat Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Economic Moat ETF (EMOT)

First Trust RBA Deglobalization ETF
DGLO | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust RBA Deglobalization ETF (the “Fund”) for the period of August 6, 2025 (commencement of investment operations) to September 30, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGLO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA Deglobalization ETF	$11(1)	0.70%(2)
(1)	The Fund commenced investment operations on August 6, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.26% from the Fund’s inception date on August 6, 2025 through September 30, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 5.75% for the same period.
During the period, the Fund allocated an average weight of 78.2% to the Industrials sector, 12.3% to the Energy sector, and 8.0% to the Materials sector. Within the Industrials sector, the largest industry allocation was the 15.1% allocation to the Aerospace & Defense industry. Investments in this industry accounted for 1.8% of Fund’s overall return. The industry with the most negative contribution to the Fund’s return was the Ground Transportation industry, which received an allocation of 11.8% and caused a -0.3% drag on the Fund’s overall return.
FUND PERFORMANCE (August 6, 2025 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2025)	Since Inception (8/6/25)
First Trust RBA Deglobalization ETF	3.26%
Richard Bernstein Advisors U.S. Deglobalization Index	3.38%
Russell 3000® Index	5.75%
Visit www.ftportfolios.com/etf/DGLO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$1,028,242
Total number of portfolio holdings	126
Total advisory fee paid	$1,075
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Armstrong World Industries, Inc.	2.2%
Packaging Corp. of America	2.1%
Union Pacific Corp.	2.1%
Republic Services, Inc.	2.0%
CSX Corp.	1.9%
Cintas Corp.	1.9%
Broadridge Financial Solutions, Inc.	1.9%
Mercury Systems, Inc.	1.8%
Kratos Defense & Security Solutions, Inc.	1.7%
General Dynamics Corp.	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DGLO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Richard Bernstein Advisors and Richard Bernstein Advisors U.S. Deglobalization Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust RBA Deglobalization ETF (DGLO)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VI (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $387,400 for the fiscal year ended 2024 and $353,900 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $127,305 for the fiscal year ended 2024 and $94,252 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $127,305 for the Registrant, $28,600 for the Registrant’s investment advisor and $33,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $94,252 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended September 30, 2025

First Trust Exchange-Traded Fund VI

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Multi-Asset Diversified Income Index Fund (MDIV)
First Trust S&P International Dividend Aristocrats ETF (FID)
First Trust Rising Dividend Achievers ETF (RDVY)
First Trust Dorsey Wright Focus 5 ETF (FV)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
First Trust International Developed Capital Strength® ETF (FICS)
First Trust S&P 500 Economic Moat ETF (EMOT)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
September 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 5.0%
1,023,821	Cisco Systems, Inc.	$70,049,833
117,702	Ituran Location and Control Ltd.	4,204,315
149,717	Motorola Solutions, Inc.	68,464,087
3,152,666	Nokia Oyj, ADR	15,164,323
1,167,814	Telefonaktiebolaget LM Ericsson, ADR	9,657,822
30,814	Ubiquiti, Inc.	20,355,112
		187,895,492
	Diversified Telecommunication Services — 6.7%
2,415,019	AT&T, Inc.	68,200,137
78,621	Chunghwa Telecom Co., Ltd., ADR	3,429,448
576,060	Cogent Communications Holdings, Inc.	22,091,901
267,595	Iridium Communications, Inc.	4,672,209
46,438	Shenandoah Telecommunications Co.	623,198
339,992	Telefonica Brasil S.A., ADR	4,334,898
785,519	Telefonica S.A., ADR	3,990,436
318,428	Telkom Indonesia Persero Tbk PT, ADR	5,992,815
4,289,622	TELUS Corp.	67,647,339
1,599,275	Verizon Communications, Inc.	70,288,136
		251,270,517
	Electronic Equipment, Instruments & Components — 5.0%
381,866	Amphenol Corp., Class A	47,255,918
104,151	Avnet, Inc.	5,445,014
31,036	Benchmark Electronics, Inc.	1,196,438
102,385	CDW Corp.	16,307,883
1,311	Climb Global Solutions, Inc.	176,775
738,388	Corning, Inc.	60,569,968
92,860	Ingram Micro Holding Corp.	1,995,561
10,198	PC Connection, Inc.	632,174
49,419	TD SYNNEX Corp.	8,092,361
196,355	TE Connectivity PLC	43,105,813
164,825	Vishay Intertechnology, Inc.	2,521,823
		187,299,728
	Interactive Media & Services — 0.5%
103,830	JOYY, Inc., ADR	6,085,476
189,490	Match Group, Inc.	6,692,787
336,117	Weibo Corp., ADR	4,167,851
		16,946,114
	IT Services — 9.8%
133,418	Amdocs Ltd.	10,946,947
Shares	Description	Value

	IT Services (Continued)
425,443	Cognizant Technology Solutions Corp., Class A	$28,534,462
31,356	Hackett Group (The), Inc.	596,078
1,162,034	International Business Machines Corp.	327,879,513
678,331	Wipro Ltd., ADR	1,784,010
		369,741,010
	Media — 1.7%
2,082,304	Comcast Corp., Class A	65,425,992
	Professional Services — 2.4%
82,024	Concentrix Corp.	3,785,408
28,683	CSG Systems International, Inc.	1,846,612
82,985	KBR, Inc.	3,924,361
57,801	Leidos Holdings, Inc.	10,922,077
19,164	Paycom Software, Inc.	3,988,795
79,034	RELX PLC, ADR	3,774,664
30,596	Science Applications International Corp.	3,040,324
142,102	SS&C Technologies Holdings, Inc.	12,612,973
297,155	Thomson Reuters Corp.	46,157,086
		90,052,300
	Semiconductors & Semiconductor Equipment — 36.7%
172,254	Amkor Technology, Inc.	4,892,014
385,769	Analog Devices, Inc.	94,783,443
424,367	Applied Materials, Inc.	86,884,899
291,274	ASE Technology Holding Co., Ltd., ADR	3,230,229
951,422	Broadcom, Inc.	313,883,632
46,696	Entegris, Inc.	4,317,512
243,592	Himax Technologies, Inc., ADR	2,150,917
52,696	KLA Corp.	56,837,906
58,465	Kulicke & Soffa Industries, Inc.	2,376,018
599,775	Lam Research Corp.	80,309,872
779,118	Microchip Technology, Inc.	50,034,958
16,614	Monolithic Power Systems, Inc.	15,295,513
224,623	NXP Semiconductors N.V.	51,153,396
53,257	Power Integrations, Inc.	2,141,464
880,183	QUALCOMM, Inc.	146,427,244
43,369	Silicon Motion Technology Corp., ADR	4,111,815
286,092	Skyworks Solutions, Inc.	22,023,362
70,887	STMicroelectronics N.V.	2,003,267
612,777	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	171,142,488
1,397,391	Texas Instruments, Inc.	256,742,648
See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
328,328	United Microelectronics Corp., ADR	$2,488,726
30,079	Universal Display Corp.	4,320,247
		1,377,551,570
	Software — 21.7%
50,442	A10 Networks, Inc.	915,522
75,027	Adeia, Inc.	1,260,454
64,334	Clear Secure, Inc., Class A	2,147,469
56,805	Dolby Laboratories, Inc., Class A	4,110,978
526,016	Gen Digital, Inc.	14,933,594
22,351	InterDigital, Inc.	7,716,236
89,751	Intuit, Inc.	61,291,855
32,689	Karooooo Ltd.	1,867,196
70,248	Magic Software Enterprises Ltd.	1,433,762
558,416	Microsoft Corp.	289,231,567
31,372	OneSpan, Inc.	498,501
416,561	Open Text Corp.	15,571,050
92,483	Opera Ltd., ADR	1,908,849
1,110,387	Oracle Corp.	312,285,240
34,018	Roper Technologies, Inc.	16,964,436
314,096	Salesforce, Inc.	74,440,752
31,088	SAP SE, ADR	8,307,025
		814,884,486
	Technology Hardware, Storage & Peripherals — 5.5%
278,340	Dell Technologies, Inc., Class C	39,460,262
1,559,643	Hewlett Packard Enterprise Co.	38,304,832
1,932,491	HP, Inc.	52,621,730
100,646	Logitech International S.A.	11,038,853
189,907	NetApp, Inc.	22,496,383
187,448	Seagate Technology Holdings PLC	44,248,975
		208,171,035
	Wireless Telecommunication Services — 4.8%
968,871	Millicom International Cellular S.A.	47,028,998
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,925,818	Rogers Communications, Inc., Class B	66,382,947
280,708	T-Mobile US, Inc.	67,195,881
		180,607,826
	Total Common Stocks	3,749,846,070
	(Cost $2,580,805,283)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
2,320,083	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	$2,320,083
	(Cost $2,320,083)

	Total Investments — 99.9%	3,752,166,153
	(Cost $2,583,125,366)
	Net Other Assets and Liabilities — 0.1%	3,816,288
	Net Assets — 100.0%	$3,755,982,441

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 180,607,826	$ 180,607,826	$ —	$ —**
Other Industry Categories*	3,569,238,244	3,569,238,244	—	—
Money Market Funds	2,320,083	2,320,083	—	—
Total Investments	$3,752,166,153	$3,752,166,153	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 20.3%
	Banks — 4.7%
22,962	Bank of Hawaii Corp.	$1,507,226
73,499	CVB Financial Corp.	1,389,866
62,073	First Busey Corp.	1,436,990
52,233	First Financial Bancorp	1,318,883
57,122	First Hawaiian, Inc.	1,418,339
186,833	Northwest Bancshares, Inc.	2,314,861
91,796	Provident Financial Services, Inc.	1,769,827
50,567	Regions Financial Corp.	1,333,452
73,324	Simmons First National Corp., Class A	1,405,621
35,128	Truist Financial Corp.	1,606,052
31,491	U.S. Bancorp	1,521,960
37,565	United Bankshares, Inc.	1,397,794
51,761	WesBanco, Inc.	1,652,729
		20,073,600
	Beverages — 0.3%
9,362	PepsiCo, Inc.	1,314,799
	Capital Markets — 0.8%
71,283	Franklin Resources, Inc.	1,648,776
15,896	T. Rowe Price Group, Inc.	1,631,565
		3,280,341
	Chemicals — 0.3%
22,336	Eastman Chemical Co.	1,408,285
	Containers & Packaging — 0.3%
34,082	Sonoco Products Co.	1,468,593
	Diversified Telecommunication Services — 0.8%
47,790	AT&T, Inc.	1,349,589
49,527	Verizon Communications, Inc.	2,176,712
		3,526,301
	Electric Utilities — 2.0%
38,549	Edison International	2,130,989
23,957	Eversource Energy	1,704,301
32,282	FirstEnergy Corp.	1,479,161
15,278	Pinnacle West Capital Corp.	1,369,826
39,789	Portland General Electric Co.	1,750,716
		8,434,993
	Financial Services — 0.9%
465,536	Western Union (The) Co.	3,719,633
	Food Products — 2.9%
52,226	Campbell’s (The) Co.	1,649,297
138,533	Conagra Brands, Inc.	2,536,539
141,371	Flowers Foods, Inc.	1,844,892
34,475	General Mills, Inc.	1,738,229
55,747	Hormel Foods Corp.	1,379,181
12,650	J.M. Smucker (The) Co.	1,373,790
72,005	Kraft Heinz (The) Co.	1,875,010
		12,396,938
	Gas Utilities — 1.4%
28,655	New Jersey Resources Corp.	1,379,738
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
40,864	Northwest Natural Holding Co.	$1,836,020
18,844	Spire, Inc.	1,536,163
41,370	UGI Corp.	1,375,966
		6,127,887
	Health Care Providers & Services — 0.3%
52,188	Premier, Inc., Class A	1,450,826
	Household Products — 1.0%
66,827	Energizer Holdings, Inc.	1,663,324
10,739	Kimberly-Clark Corp.	1,335,287
60,917	Reynolds Consumer Products, Inc.	1,490,639
		4,489,250
	Insurance — 0.8%
16,278	Prudential Financial, Inc.	1,688,680
24,034	Safety Insurance Group, Inc.	1,698,963
		3,387,643
	Multi-Utilities — 0.4%
26,786	Black Hills Corp.	1,649,750
	Oil, Gas & Consumable Fuels — 1.0%
22,488	ONEOK, Inc.	1,640,949
72,234	Viper Energy, Inc., Class A	2,760,784
		4,401,733
	Pharmaceuticals — 1.4%
41,610	Bristol-Myers Squibb Co.	1,876,611
16,829	Merck & Co., Inc.	1,412,458
102,499	Pfizer, Inc.	2,611,675
		5,900,744
	Tobacco — 1.0%
33,876	Altria Group, Inc.	2,237,848
36,863	Universal Corp.	2,059,536
		4,297,384
	Total Common Stocks	87,328,700
	(Cost $89,292,903)
EXCHANGE-TRADED FUNDS — 20.2%
	Capital Markets — 20.2%
2,069,305	First Trust Tactical High Yield ETF (a)	87,014,275
	(Cost $95,814,739)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 20.1%
	Banks — 1.6%
143,395	Fifth Third Bancorp, Series I (b)	8.27%	(c)	3,643,667
129,821	Synovus Financial Corp., Series E (b)	8.40%	(c)	3,420,783
				7,064,450
	Capital Markets — 2.7%
119,264	Morgan Stanley, Series E	7.13%	(c)	3,030,498
116,721	Morgan Stanley, Series F	6.88%	(c)	2,935,533
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
109,566	Morgan Stanley, Series I	6.38%	(c)	$2,742,437
113,120	TPG Operating Group II, L.P.	6.95%	03/15/64	2,920,759
				11,629,227
	Consumer Finance — 0.8%
131,882	Synchrony Financial, Series B (b)	8.25%	(c)	3,413,106
	Financial Services — 1.7%
116,086	Apollo Global Management, Inc. (b)	7.63%	09/15/53	3,046,097
138,712	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (d)	10.94%	10/30/40	4,184,941
				7,231,038
	Food Products — 1.5%
119,162	CHS, Inc., Series 1	7.88%	(c)	3,169,709
121,439	CHS, Inc., Series 4	7.50%	(c)	3,114,911
				6,284,620
	Hotel & Resort REITs — 0.7%
120,122	RLJ Lodging Trust, Series A	1.95%	(c)	3,030,678
	Insurance — 3.8%
130,729	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (d)	7.40%	01/15/53	3,415,949
121,716	Athene Holding Ltd. (b)	7.25%	03/30/64	3,111,061
122,190	F&G Annuities & Life, Inc.	7.95%	12/15/53	3,208,709
131,476	Lincoln National Corp., Series D	9.00%	(c)	3,506,465
115,338	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	2,981,487
				16,223,671
	Mortgage REITs — 6.4%
164,460	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (d)	9.35%	(c)	4,287,472
146,897	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.57%	(c)	3,775,253
158,551	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.23%	(c)	4,009,755
152,070	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (d)	8.41%	(c)	3,819,998
161,676	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.23%	(c)	4,096,870
185,164	Chimera Investment Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.79% (d)	10.05%	(c)	4,460,601
132,125	Rithm Capital Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.64% (d)	9.88%	(c)	3,358,617
				27,808,566
	Multi-Utilities — 0.9%
145,619	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	3,713,285
	Total $25 Par Preferred Securities			86,398,641
	(Cost $87,355,879)

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 19.7%
	Diversified REITs — 1.5%
146,971	Alexander & Baldwin, Inc.	$2,673,402
193,993	American Assets Trust, Inc.	3,941,938
		6,615,340
	Health Care REITs — 3.9%
65,809	CareTrust REIT, Inc.	2,282,256
104,496	LTC Properties, Inc.	3,851,723
37,482	National Health Investors, Inc.	2,979,819
92,158	Omega Healthcare Investors, Inc.	3,890,911
198,316	Sabra Health Care REIT, Inc.	3,696,610
		16,701,319
	Hotel & Resort REITs — 2.4%
374,781	Apple Hospitality REIT, Inc.	4,501,120
189,430	Host Hotels & Resorts, Inc.	3,224,098
27,586	Ryman Hospitality Properties, Inc.	2,471,430
		10,196,648
	Mortgage REITs — 2.0%
412,855	Ladder Capital Corp.	4,504,248
382,341	Rithm Capital Corp.	4,354,864
		8,859,112
	Office REITs — 0.6%
88,047	COPT Defense Properties	2,558,646
	Retail REITs — 3.3%
89,393	Brixmor Property Group, Inc.	2,474,398
27,353	Federal Realty Investment Trust	2,771,133
120,652	Kimco Realty Corp.	2,636,246
75,259	NNN REIT, Inc.	3,203,776
16,069	Simon Property Group, Inc.	3,015,669
		14,101,222
	Specialized REITs — 6.0%
74,031	CubeSmart	3,010,100
66,368	EPR Properties	3,850,008
122,868	Four Corners Property Trust, Inc.	2,997,979
79,624	Gaming and Leisure Properties, Inc.	3,711,275
8,628	Public Storage	2,492,198
264,254	Rayonier, Inc.	7,013,301
89,458	VICI Properties, Inc.	2,917,225
		25,992,086
	Total Real Estate Investment Trusts	85,024,373
	(Cost $81,955,849)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 19.2%
	Energy Equipment & Services — 0.9%
168,074	USA Compression Partners, L.P.	4,033,776
	Industrial Conglomerates — 1.6%
819,907	Icahn Enterprises, L.P.	6,903,617
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
September 30, 2025
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Marine Transportation — 0.0%
4,785	Navios Maritime Partners, L.P.	$215,564
	Oil, Gas & Consumable Fuels — 16.7%
187,914	Alliance Resource Partners, L.P.	4,751,405
396,608	Black Stone Minerals, L.P.	5,211,429
47,144	Cheniere Energy Partners, L.P.	2,537,290
199,041	CrossAmerica Partners, L.P.	4,185,832
92,974	Delek Logistics Partners, L.P.	4,234,036
189,500	Dorchester Minerals, L.P.	4,906,155
187,488	Energy Transfer, L.P.	3,217,294
91,114	Enterprise Products Partners, L.P.	2,849,135
48,838	Global Partners, L.P.	2,344,224
72,537	Hess Midstream, L.P., Class A (e)	2,506,153
338,867	Kimbell Royalty Partners, L.P. (e)	4,571,316
449,482	Mach Natural Resources, L.P.	5,924,173
60,750	MPLX, L.P.	3,034,462
18,230	Natural Resource Partners, L.P.	1,914,150
203,766	Plains All American Pipeline, L.P.	3,476,248
176,957	Plains GP Holdings, L.P., Class A (e)	3,227,696
56,659	Sunoco, L.P.	2,833,517
445,511	TXO Partners, L.P.	6,259,430
94,798	Western Midstream Partners, L.P.	3,724,613
		71,708,558
	Total Master Limited Partnerships	82,861,515
	(Cost $64,551,772)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,085,324	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	1,085,324
	(Cost $1,085,324)

	Total Investments — 99.8%	429,712,828
	(Cost $420,056,466)
	Net Other Assets and Liabilities — 0.2%	815,021
	Net Assets — 100.0%	$430,527,849

(a)	Investment in an affiliated fund.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.
(d)	Floating or variable rate security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$87,328,700	$87,328,700	$—	$—
Exchange-Traded Funds*	87,014,275	87,014,275	—	—
$25 Par Preferred Securities*	86,398,641	86,398,641	—	—
Real Estate Investment Trusts*	85,024,373	85,024,373	—	—
Master Limited Partnerships*	82,861,515	82,861,515	—	—
Money Market Funds	1,085,324	1,085,324	—	—
Total Investments	$429,712,828	$429,712,828	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Air Freight & Logistics — 1.5%
41,078	DHL Group (EUR)	$1,829,761
	Automobile Components — 2.9%
31,262	Magna International, Inc. (CAD)	1,481,222
77,800	Toyo Tire Corp. (JPY)	2,068,038
		3,549,260
	Banks — 8.8%
1,634,195	Bank of Communications Co., Ltd., Class H (HKD)	1,371,288
8,910	Bank of Montreal (CAD)	1,161,047
20,888	Bank of Nova Scotia (The) (CAD)	1,350,658
10,226	Banque Cantonale Vaudoise (CHF)	1,206,233
13,126	Canadian Imperial Bank of Commerce (CAD)	1,048,892
201,144	China Merchants Bank Co., Ltd., Class H (HKD)	1,208,629
65,296	DNB Bank ASA (NOK)	1,776,419
18,878	Toronto-Dominion Bank (The) (CAD)	1,509,480
		10,632,646
	Broadline Retail — 1.2%
11,630	Canadian Tire Corp. Ltd., Class A (CAD)	1,384,452
	Capital Markets — 3.8%
69,119	IG Group Holdings PLC (GBP)	1,001,159
30,606	IGM Financial, Inc. (CAD)	1,114,105
12,703	Julius Baer Group Ltd. (CHF)	877,026
318,776	Schroders PLC (GBP)	1,611,994
		4,604,284
	Chemicals — 2.4%
55,100	Mitsui Chemicals, Inc. (JPY)	1,379,317
138,100	Zeon Corp. (JPY)	1,537,557
		2,916,874
	Construction & Engineering — 2.1%
57,494	Bouygues S.A. (EUR)	2,586,639
	Consumer Finance — 0.9%
9,747	Cembra Money Bank AG (CHF)	1,119,733
	Diversified Telecommunication Services — 9.7%
33,224	Elisa Oyj (EUR)	1,742,041
299,180	Emirates Telecommunications Group Co. PJSC (AED)	1,534,570
250,895	LG Uplus Corp. (KRW)	2,744,904
52,721	Quebecor, Inc., Class B (CAD)	1,660,009
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
2,147	Swisscom AG (CHF)	$1,557,556
160,414	TELUS Corp. (CAD)	2,526,604
		11,765,684
	Electric Utilities — 12.2%
176,916	CK Infrastructure Holdings Ltd. (HKD)	1,161,715
157,160	CLP Holdings Ltd. (HKD)	1,301,597
562,501	EDP S.A. (EUR)	2,666,060
39,672	Emera, Inc. (CAD)	1,903,355
246,425	Enel S.p.A. (EUR)	2,333,624
26,884	Fortis, Inc. (CAD)	1,363,614
216,603	Power Assets Holdings Ltd. (HKD)	1,371,661
251,332	Saudi Electricity Co. (SAR)	1,018,008
153,510	Terna-Rete Elettrica Nazionale (EUR)	1,556,817
		14,676,451
	Financial Services — 1.8%
2,441,285	Far East Horizon Ltd. (HKD)	2,155,196
	Gas Utilities — 2.5%
521,136	APA Group (AUD)	3,062,139
	Health Care Equipment & Supplies — 1.3%
2,133,953	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	1,593,208
	Independent Power and Renewable Electricity Producers — 1.4%
70,027	ERG S.p.A. (EUR)	1,726,524
	Industrial Conglomerates — 1.0%
22,991	LG Corp. (KRW)	1,179,824
	Industrial REITs — 2.9%
730,199	LondonMetric Property PLC (GBP)	1,786,339
70,907	Warehouses De Pauw C.V.A. (EUR)	1,771,530
		3,557,869
	Insurance — 9.9%
2,860	Allianz SE (EUR)	1,200,075
5,012	Baloise Holding AG (CHF)	1,236,552
28,293	Great-West Lifeco, Inc. (CAD)	1,148,228
4,679	Helvetia Holding AG (CHF)	1,144,402
609,756	Legal & General Group PLC (GBP)	1,951,744
210,863	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,437,465
32,783	Power Corp. of Canada (CAD)	1,418,547
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
1,145	Swiss Life Holding AG (CHF)	$1,230,654
1,594	Zurich Insurance Group AG (CHF)	1,134,552
		11,902,219
	Machinery — 2.6%
33,300	Takeuchi Manufacturing Co., Ltd. (JPY)	1,166,406
58,514	Valmet Oyj (EUR)	1,942,796
		3,109,202
	Metals & Mining — 1.2%
23,500	Yamato Kogyo Co., Ltd. (JPY)	1,445,103
	Multi-Utilities — 4.7%
526,458	A2A S.p.A. (EUR)	1,376,486
34,691	Atco Ltd., Class I (CAD)	1,255,825
60,708	Canadian Utilities Ltd., Class A (CAD)	1,698,184
311,881	Hera S.p.A. (EUR)	1,402,412
		5,732,907
	Office REITs — 1.3%
1,879	Japan Real Estate Investment Corp. (JPY)	1,581,874
	Oil, Gas & Consumable Fuels — 5.0%
44,162	Canadian Natural Resources Ltd. (CAD)	1,412,092
44,111	Keyera Corp. (CAD)	1,479,876
38,305	Pembina Pipeline Corp. (CAD)	1,548,769
28,602	TC Energy Corp. (CAD)	1,555,158
		5,995,895
	Pharmaceuticals — 2.5%
131,600	Ono Pharmaceutical Co., Ltd. (JPY)	1,515,467
49,900	Takeda Pharmaceutical Co., Ltd. (JPY)	1,455,986
		2,971,453
	Professional Services — 0.9%
14,097	Teleperformance SE (EUR)	1,048,317
	Real Estate Management & Development — 7.4%
558,019	China Resources Land Ltd. (HKD)	2,178,454
740,555	Henderson Land Development Co., Ltd. (HKD)	2,611,277
230,000	Nomura Real Estate Holdings, Inc. (JPY)	1,468,323
2,096,236	Sino Land Co., Ltd. (HKD)	2,653,310
		8,911,364
Shares	Description	Value

	Retail REITs — 1.9%
2,959	Japan Metropolitan Fund Invest (JPY)	$2,274,999
	Semiconductors & Semiconductor Equipment — 1.2%
428,529	Vanguard International Semiconductor Corp. (TWD)	1,434,148
	Tobacco — 1.4%
18,237	KT&G Corp. (KRW)	1,736,548
	Transportation Infrastructure — 1.5%
1,584,153	Jiangsu Expressway Co., Ltd., Class H (HKD)	1,836,180
	Wireless Telecommunication Services — 1.3%
44,249	Rogers Communications, Inc., Class B (CAD)	1,523,295

	Total Investments — 99.2%	119,844,048
	(Cost $102,983,165)
	Net Other Assets and Liabilities — 0.8%	979,571
	Net Assets — 100.0%	$120,823,619

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
September 30, 2025
Currency Exposure Diversification	% of Total Investments
CAD	24.7%
EUR	19.3
HKD	17.4
JPY	13.3
CHF	7.9
GBP	5.3
KRW	4.7
AUD	2.6
NOK	1.5
AED	1.3
TWD	1.2
SAR	0.8
Total	100.0%

Country Allocation†	% of Net Assets
Canada	24.4%
Japan	13.2
Hong Kong	8.3
Switzerland	7.9
Italy	6.9
China	6.2
United Kingdom	5.3
South Korea	4.7
Finland	3.0
France	3.0
Australia	2.5
Germany	2.5
Portugal	2.2
Cayman Islands	1.8
Norway	1.5
Belgium	1.5
United Arab Emirates	1.3
Taiwan	1.2
Bermuda	1.0
Saudi Arabia	0.8
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 119,844,048	$ 119,844,048	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.7%
998,867	General Electric Co.	$300,479,171
	Banks — 7.1%
1,687,168	Bank of America Corp.	87,040,997
3,221,358	East West Bancorp, Inc.	342,913,559
1,194,663	JPMorgan Chase & Co.	376,832,550
407,967	M&T Bank Corp.	80,622,439
1,258,668	PNC Financial Services Group (The), Inc.	252,904,161
590,666	Wintrust Financial Corp.	78,227,805
		1,218,541,511
	Beverages — 0.5%
730,174	Coca-Cola Consolidated, Inc.	85,547,186
	Broadline Retail — 2.4%
4,482,460	eBay, Inc.	407,679,737
	Building Products — 0.3%
178,501	Carlisle Cos., Inc.	58,719,689
	Capital Markets — 8.9%
308,311	Ameriprise Financial, Inc.	151,457,779
3,545,723	Bank of New York Mellon (The) Corp.	386,341,978
237,457	Blackrock, Inc.	276,843,993
733,345	Northern Trust Corp.	98,708,237
2,010,976	Raymond James Financial, Inc.	347,094,458
2,324,343	State Street Corp.	269,647,031
		1,530,093,476
	Chemicals — 0.5%
909,188	CF Industries Holdings, Inc.	81,554,164
	Commercial Services & Supplies — 0.5%
806,161	Veralto Corp.	85,944,824
	Communications Equipment — 0.5%
1,376,756	Cisco Systems, Inc.	94,197,646
	Construction & Engineering — 1.0%
1,379,228	AECOM	179,947,877
	Consumer Finance — 3.5%
1,045,027	American Express Co.	347,116,168
3,617,642	Synchrony Financial	257,033,464
		604,149,632
	Consumer Staples Distribution & Retail — 0.9%
165,331	Costco Wholesale Corp.	153,035,334
	Electrical Equipment — 1.1%
300,798	GE Vernova, Inc.	184,960,690
	Energy Equipment & Services — 2.1%
7,551,410	Baker Hughes Co.	367,904,695
Shares	Description	Value

	Entertainment — 1.9%
1,633,866	Electronic Arts, Inc.	$329,550,772
	Financial Services — 3.2%
1,421,530	Equitable Holdings, Inc.	72,185,293
296,771	Mastercard, Inc., Class A	168,806,313
926,409	Visa, Inc., Class A	316,257,504
		557,249,110
	Ground Transportation — 0.8%
918,936	Old Dominion Freight Line, Inc.	129,367,810
	Health Care Equipment & Supplies — 1.9%
1,782,564	Abbott Laboratories	238,756,622
311,859	ResMed, Inc.	85,365,164
		324,121,786
	Health Care Providers & Services — 1.6%
595,922	Elevance Health, Inc.	192,554,317
105,930	McKesson Corp.	81,835,162
		274,389,479
	Hotels, Restaurants & Leisure — 1.9%
60,369	Booking Holdings, Inc.	325,948,531
	Household Durables — 4.6%
1,099,746	D.R. Horton, Inc.	186,373,955
1,839,672	Lennar Corp., Class A	231,872,259
2,785,778	PulteGroup, Inc.	368,084,847
		786,331,061
	Insurance — 12.3%
1,429,551	Aflac, Inc.	159,680,847
783,912	Allstate (The) Corp.	168,266,711
1,123,946	Chubb Ltd.	317,233,758
510,019	Cincinnati Financial Corp.	80,634,004
210,337	Everest Group Ltd.	73,666,327
2,556,298	Hartford Insurance Group (The), Inc.	340,984,590
2,005,457	Lincoln National Corp.	80,880,081
1,052,194	MetLife, Inc.	86,669,220
613,981	Progressive (The) Corp.	151,622,608
1,200,711	Travelers (The) Cos., Inc.	335,262,525
4,168,619	Unum Group	324,235,186
		2,119,135,857
	Interactive Media & Services — 4.6%
1,787,668	Alphabet, Inc., Class A	434,582,091
492,578	Meta Platforms, Inc., Class A	361,739,432
		796,321,523
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 3.0%
1,019,238	Accenture PLC, Class A	$251,344,091
4,077,226	Cognizant Technology Solutions Corp., Class A	273,459,548
		524,803,639
	Machinery — 6.4%
428,762	Dover Corp.	71,530,364
3,855,723	Mueller Industries, Inc.	389,852,153
3,094,339	PACCAR, Inc.	304,235,410
950,556	Snap-on, Inc.	329,396,171
		1,095,014,098
	Media — 0.5%
1,433,963	Fox Corp., Class A	90,425,707
	Oil, Gas & Consumable Fuels — 0.9%
611,717	EOG Resources, Inc.	68,585,710
691,077	Exxon Mobil Corp.	77,918,932
		146,504,642
	Pharmaceuticals — 0.5%
491,022	Johnson & Johnson	91,045,299
	Professional Services — 2.6%
1,029,422	Automatic Data Processing, Inc.	302,135,357
707,865	Paycom Software, Inc.	147,335,021
		449,470,378
	Semiconductors & Semiconductor Equipment — 13.0%
1,980,094	Applied Materials, Inc.	405,404,445
435,196	KLA Corp.	469,402,406
2,817,284	Lam Research Corp.	377,234,328
345,563	Monolithic Power Systems, Inc.	318,139,120
2,271,217	NVIDIA Corp.	423,763,668
1,536,723	QUALCOMM, Inc.	255,649,238
		2,249,593,205
	Software — 3.7%
724,014	Microsoft Corp.	375,003,051
1,130,870	Salesforce, Inc.	268,016,190
		643,019,241
	Specialty Retail — 4.0%
2,209,499	Ross Stores, Inc.	336,705,552
1,801,866	Williams-Sonoma, Inc.	352,174,710
		688,880,262
	Technology Hardware, Storage & Peripherals — 1.5%
1,035,664	Apple, Inc.	263,711,124
	Total Common Stocks	17,237,639,156
	(Cost $14,479,229,318)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
10,120,844	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	$10,120,844
	(Cost $10,120,844)

	Total Investments — 100.0%	17,247,760,000
	(Cost $14,489,350,162)
	Net Other Assets and Liabilities — 0.0%	2,060,063
	Net Assets — 100.0%	$17,249,820,063

(a)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,237,639,156	$ 17,237,639,156	$ —	$ —
Money Market Funds	10,120,844	10,120,844	—	—
Total Investments	$17,247,760,000	$17,247,760,000	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
2,912,896	First Trust Dow Jones Internet Index Fund (b)	$815,144,817
12,710,760	First Trust Financials AlphaDEX® Fund	754,892,036
9,587,901	First Trust Industrials/Producer Durables AlphaDEX® Fund	748,431,552
6,917,523	First Trust NASDAQ-100 Ex- Technology Sector Index Fund	684,369,920
15,410,032	First Trust Utilities AlphaDEX® Fund	700,385,954
	Total Exchange-Traded Funds	3,703,224,279
	(Cost $2,918,133,002)
MONEY MARKET FUNDS — 0.2%
6,639,039	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	6,639,039
	(Cost $6,639,039)

	Total Investments — 100.0%	3,709,863,318
	(Cost $2,924,772,041)
	Net Other Assets and Liabilities — (0.0)%	(904,030)
	Net Assets — 100.0%	$3,708,959,288

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 3,703,224,279	$ 3,703,224,279	$ —	$ —
Money Market Funds	6,639,039	6,639,039	—	—
Total Investments	$3,709,863,318	$3,709,863,318	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.2%
4,719	RTX Corp.	$789,630
	Banks — 10.8%
12,097	Cullen/Frost Bankers, Inc.	1,533,537
10,455	East West Bancorp, Inc.	1,112,935
2,906	JPMorgan Chase & Co.	916,639
58,518	Old National Bancorp	1,284,470
12,234	Popular, Inc.	1,553,840
9,006	Wells Fargo & Co.	754,883
		7,156,304
	Capital Markets — 8.9%
8,386	Ares Management Corp., Class A	1,340,837
9,961	Bank of New York Mellon (The) Corp.	1,085,351
659	Blackrock, Inc.	768,308
7,621	CME Group, Inc.	2,059,118
828	Goldman Sachs Group (The), Inc.	659,378
		5,912,992
	Consumer Finance — 0.9%
8,606	Synchrony Financial	611,456
	Diversified Consumer Services — 0.8%
6,195	Service Corp. International	515,548
	Diversified Telecommunication Services — 3.2%
75,602	AT&T, Inc.	2,135,000
	Electric Utilities — 11.7%
18,942	American Electric Power Co., Inc.	2,130,975
20,614	Entergy Corp.	1,921,019
24,119	NextEra Energy, Inc.	1,820,743
19,776	Southern (The) Co.	1,874,171
		7,746,908
	Financial Services — 1.1%
14,446	Equitable Holdings, Inc.	733,568
	Health Care Equipment & Supplies — 1.0%
4,783	Abbott Laboratories	640,635
	Health Care REITs — 1.1%
4,063	Welltower, Inc.	723,783
	Household Durables — 0.9%
2,537	Garmin Ltd.	624,660
	Insurance — 14.8%
11,426	Aflac, Inc.	1,276,284
5,171	Allstate (The) Corp.	1,109,955
11,633	American Financial Group, Inc.	1,695,161
Shares	Description	Value

	Insurance (Continued)
13,044	American International Group, Inc.	$1,024,476
6,713	Axis Capital Holdings Ltd.	643,105
46,045	Old Republic International Corp.	1,955,531
1,813	Primerica, Inc.	503,271
2,180	Travelers (The) Cos., Inc.	608,700
12,869	Unum Group	1,000,951
		9,817,434
	IT Services — 1.8%
4,237	International Business Machines Corp.	1,195,512
	Leisure Products — 3.0%
26,260	Hasbro, Inc.	1,991,821
	Machinery — 2.5%
4,850	Snap-on, Inc.	1,680,671
	Office REITs — 1.2%
20,254	Vornado Realty Trust	820,895
	Oil, Gas & Consumable Fuels — 11.1%
153,384	Antero Midstream Corp.	2,981,785
80,146	Kinder Morgan, Inc.	2,268,933
33,185	Williams (The) Cos., Inc.	2,102,270
		7,352,988
	Personal Care Products — 0.8%
6,136	Estee Lauder (The) Cos., Inc., Class A	540,704
	Professional Services — 2.0%
2,893	Automatic Data Processing, Inc.	849,096
1,966	Broadridge Financial Solutions, Inc.	468,242
		1,317,338
	Retail REITs — 8.2%
31,668	Regency Centers Corp.	2,308,597
16,737	Simon Property Group, Inc.	3,141,033
		5,449,630
	Semiconductors & Semiconductor Equipment — 1.7%
17,224	Microchip Technology, Inc.	1,106,125
	Specialized REITs — 4.0%
21,652	Lamar Advertising Co., Class A	2,650,638
	Technology Hardware, Storage & Peripherals — 2.1%
5,911	Seagate Technology Holdings PLC	1,395,351
	Textiles, Apparel & Luxury Goods — 0.9%
5,209	Tapestry, Inc.	589,763
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 2.4%
9,589	Philip Morris International, Inc.	$1,555,336
	Trading Companies & Distributors — 1.7%
22,426	Fastenal Co.	1,099,771
	Total Common Stocks	66,154,461
	(Cost $60,158,423)
MONEY MARKET FUNDS — 0.2%
132,367	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	132,367
	(Cost $132,367)

	Total Investments — 100.0%	66,286,828
	(Cost $60,290,790)
	Net Other Assets and Liabilities — 0.0%	17,567
	Net Assets — 100.0%	$66,304,395

(a)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 66,154,461	$ 66,154,461	$ —	$ —
Money Market Funds	132,367	132,367	—	—
Total Investments	$66,286,828	$66,286,828	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 17.8%
1,042,615	BWX Technologies, Inc.	$192,226,928
564,880	Huntington Ingalls Industries, Inc.	162,634,601
2,198,717	Intuitive Machines, Inc. (a) (b)	23,130,503
1,769,839	Karman Holdings, Inc. (a)	127,782,376
2,803,231	Kratos Defense & Security Solutions, Inc. (a)	256,131,216
2,730,156	Leonardo DRS, Inc.	123,949,082
1,411,372	Mercury Systems, Inc. (a)	109,240,193
		995,094,899
	Air Freight & Logistics — 3.5%
1,476,385	C.H. Robinson Worldwide, Inc.	195,473,374
	Banks — 6.4%
1,953,535	Associated Banc-Corp.	50,225,385
4,944,635	FNB Corp.	79,658,070
2,034,215	Fulton Financial Corp.	37,897,425
4,855,521	Old National Bancorp	106,578,686
618,149	Wintrust Financial Corp.	81,867,654
		356,227,220
	Building Products — 10.7%
1,929,987	AAON, Inc.	180,337,985
1,263,470	Advanced Drainage Systems, Inc.	175,243,289
168,864	CSW Industrials, Inc.	40,991,736
1,018,642	Owens Corning	144,097,097
1,204,655	Zurn Elkay Water Solutions Corp.	56,654,925
		597,325,032
	Commercial Services & Supplies — 2.4%
568,015	Clean Harbors, Inc. (a)	131,904,443
	Construction & Engineering — 31.4%
458,049	Arcosa, Inc.	42,923,772
513,807	Argan, Inc.	138,753,580
265,833	Comfort Systems USA, Inc.	219,360,075
985,214	Construction Partners, Inc., Class A (a)	125,122,178
571,761	Dycom Industries, Inc. (a)	166,816,989
260,702	EMCOR Group, Inc.	169,336,377
510,338	Everus Construction Group, Inc. (a)	43,761,484
909,493	Granite Construction, Inc.	99,725,907
296,688	IES Holdings, Inc. (a)	117,977,983
324,423	Limbach Holdings, Inc. (a)	31,507,962
833,576	MasTec, Inc. (a)	177,393,309
1,215,368	Primoris Services Corp.	166,906,487
Shares	Description	Value

	Construction & Engineering (Continued)
520,945	Sterling Infrastructure, Inc. (a)	$176,954,598
1,212,981	Tutor Perini Corp. (a)	79,559,424
		1,756,100,125
	Electrical Equipment — 2.9%
735,422	Atkore, Inc.	46,140,376
389,201	Powell Industries, Inc.	118,632,357
		164,772,733
	Ground Transportation — 6.7%
591,514	Landstar System, Inc.	72,495,956
444,677	Ryder System, Inc.	83,883,869
494,286	Saia, Inc. (a)	147,969,457
1,237,438	Schneider National, Inc., Class B	26,184,188
1,575,150	Werner Enterprises, Inc.	41,457,948
		371,991,418
	Machinery — 7.2%
635,259	Blue Bird Corp. (a)	36,559,155
834,768	Federal Signal Corp.	99,329,044
2,464,116	Mueller Water Products, Inc., Class A	62,884,240
325,654	RBC Bearings, Inc. (a)	127,099,500
397,107	SPX Technologies, Inc. (a)	74,171,646
		400,043,585
	Marine Transportation — 1.3%
896,050	Kirby Corp. (a)	74,775,372
	Trading Companies & Distributors — 9.6%
563,310	Applied Industrial Technologies, Inc.	147,052,075
2,384,332	Core & Main, Inc., Class A (a)	128,348,592
1,824,489	DNOW, Inc. (a)	27,823,457
739,907	Herc Holdings, Inc.	86,317,551
831,413	MSC Industrial Direct Co., Inc., Class A	76,606,394
1,267,489	Xometry, Inc., Class A (a)	69,040,126
		535,188,195
	Total Common Stocks	5,578,896,396
	(Cost $4,615,327,261)
MONEY MARKET FUNDS — 0.1%
7,234,642	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	7,234,642
	(Cost $7,234,642)

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
September 30, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$3,833,571	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $3,834,018. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $3,910,242. (d)	$3,833,571
5,610,517	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $5,611,172. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $5,722,727. (d)	5,610,517
3,363,722	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $3,364,114. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $3,430,997. (d)	3,363,722
6,034,117	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $6,034,819. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $6,154,799. (d)	6,034,117
	Total Repurchase Agreements	18,841,927
	(Cost $18,841,927)

	Total Investments — 100.4%	5,604,972,965
	(Cost $4,641,403,830)
	Net Other Assets and Liabilities — (0.4)%	(20,612,270)
	Net Assets — 100.0%	$5,584,360,695

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $18,803,205 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,841,927.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,578,896,396	$ 5,578,896,396	$ —	$ —
Money Market Funds	7,234,642	7,234,642	—	—
Repurchase Agreements	18,841,927	—	18,841,927	—
Total Investments	$5,604,972,965	$5,586,131,038	$18,841,927	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$18,803,205
Non-cash Collateral(2)	(18,803,205)
Net Amount	$—

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
September 30, 2025
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$18,841,927
Non-cash Collateral(4)	(18,841,927)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
1,338,560	First Trust China AlphaDEX® Fund	$38,777,414
596,559	First Trust Eurozone AlphaDEX® ETF	35,063,233
589,055	First Trust Germany AlphaDEX® Fund	34,640,911
424,988	First Trust Switzerland AlphaDEX® Fund	32,647,833
697,176	First Trust United Kingdom AlphaDEX® Fund	33,791,005
	Total Exchange-Traded Funds	174,920,396
	(Cost $146,460,696)
MONEY MARKET FUNDS — 0.2%
285,670	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	285,670
	(Cost $285,670)

	Total Investments — 100.0%	175,206,066
	(Cost $146,746,366)
	Net Other Assets and Liabilities — (0.0)%	(42,291)
	Net Assets — 100.0%	$175,163,775

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 174,920,396	$ 174,920,396	$ —	$ —
Money Market Funds	285,670	285,670	—	—
Total Investments	$175,206,066	$175,206,066	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
41,958	First Trust Dow Jones Internet Index Fund (b)	$11,741,527
972,070	First Trust Enhanced Short Maturity ETF	58,236,714
183,089	First Trust Financials AlphaDEX® Fund	10,873,656
138,107	First Trust Industrials/Producer Durables AlphaDEX® Fund	10,780,632
99,642	First Trust NASDAQ-100 Ex- Technology Sector Index Fund	9,857,862
221,970	First Trust Utilities AlphaDEX® Fund	10,088,536
	Total Exchange-Traded Funds	111,578,927
	(Cost $106,019,999)
MONEY MARKET FUNDS — 0.1%
80,532	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	80,532
	(Cost $80,532)

	Total Investments — 99.8%	111,659,459
	(Cost $106,100,531)
	Net Other Assets and Liabilities — 0.2%	179,639
	Net Assets — 100.0%	$111,839,098

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 111,578,927	$ 111,578,927	$ —	$ —
Money Market Funds	80,532	80,532	—	—
Total Investments	$111,659,459	$111,659,459	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.6%
92,054	Curtiss-Wright Corp.	$49,979,799
359,111	Woodward, Inc.	90,750,941
		140,730,740
	Air Freight & Logistics — 0.1%
362,047	Hub Group, Inc., Class A	12,468,899
	Automobile Components — 0.6%
364,920	Lear Corp.	36,714,601
333,385	Phinia, Inc.	19,162,970
		55,877,571
	Banks — 15.1%
1,520,802	Bank OZK	77,530,486
191,060	BOK Financial Corp.	21,291,726
2,135,298	Cadence Bank	80,159,087
873,987	Commerce Bancshares, Inc.	52,229,463
555,733	Cullen/Frost Bankers, Inc.	70,450,272
740,754	East West Bancorp, Inc.	78,853,263
1,002,999	Eastern Bankshares, Inc.	18,204,432
1,267,336	Enterprise Financial Services Corp.	73,480,141
3,590,589	First BanCorp	79,172,487
992,883	First Commonwealth Financial Corp.	16,928,655
483,707	First Merchants Corp.	18,235,754
2,933,588	Fulton Financial Corp.	54,652,744
629,959	Hancock Whitney Corp.	39,441,733
1,884,713	Home BancShares, Inc.	53,337,378
4,360,434	Huntington Bancshares, Inc.	75,304,695
293,305	Independent Bank Corp.	20,287,907
1,080,205	International Bancshares Corp.	74,264,094
391,615	National Bank Holdings Corp., Class A	15,132,004
457,885	Nicolet Bankshares, Inc.	61,585,533
1,702,240	OFG Bancorp	74,030,418
206,578	Pinnacle Financial Partners, Inc.	19,374,951
470,193	ServisFirst Bancshares, Inc.	37,864,642
741,150	SouthState Bank Corp.	73,277,500
495,018	UMB Financial Corp.	58,585,380
511,095	WaFd, Inc.	15,481,068
570,506	Wintrust Financial Corp.	75,557,815
346,201	Zions Bancorp N.A.	19,588,053
		1,354,301,681
	Beverages — 0.8%
592,922	Coca-Cola Consolidated, Inc.	69,466,741
	Broadline Retail — 0.6%
86,231	Dillard’s, Inc., Class A	52,987,225
	Building Products — 4.6%
1,070,998	A.O. Smith Corp.	78,621,963
Shares	Description	Value

	Building Products (Continued)
595,598	Advanced Drainage Systems, Inc.	$82,609,443
251,012	Allegion PLC	44,516,978
91,222	Carlisle Cos., Inc.	30,008,389
114,971	CSW Industrials, Inc.	27,909,210
28,513	Lennox International, Inc.	15,093,642
424,419	Simpson Manufacturing Co., Inc.	71,073,206
950,711	Tecnoglass, Inc.	63,612,073
		413,444,904
	Capital Markets — 4.4%
331,752	Cboe Global Markets, Inc.	81,362,178
378,205	Federated Hermes, Inc.	19,640,186
1,393,544	Interactive Brokers Group, Inc., Class A	95,889,762
645,658	Northern Trust Corp.	86,905,567
221,253	Raymond James Financial, Inc.	38,188,268
879,436	SEI Investments Co.	74,620,144
		396,606,105
	Chemicals — 1.7%
227,459	Balchem Corp.	34,132,497
420,051	CF Industries Holdings, Inc.	37,678,575
1,624,560	Element Solutions, Inc.	40,890,175
157,611	Innospec, Inc.	12,161,265
478,524	Minerals Technologies, Inc.	29,725,911
		154,588,423
	Commercial Services & Supplies — 2.8%
752,260	Brady Corp., Class A	58,698,848
581,324	Brink’s (The) Co.	67,933,523
322,946	MSA Safety, Inc.	55,569,318
288,345	UniFirst Corp.	48,208,400
189,120	Veralto Corp.	20,162,083
		250,572,172
	Construction & Engineering — 4.1%
656,146	AECOM	85,607,369
151,341	Comfort Systems USA, Inc.	124,883,566
149,194	EMCOR Group, Inc.	96,907,471
419,560	Primoris Services Corp.	57,618,175
		365,016,581
	Construction Materials — 0.3%
175,501	United States Lime & Minerals, Inc.	23,087,157
	Consumer Finance — 1.0%
569,896	PROG Holdings, Inc.	18,441,835
557,258	SLM Corp.	15,424,901
822,410	Synchrony Financial	58,432,230
		92,298,966
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.0%
754,353	PriceSmart, Inc.	$91,420,040
	Containers & Packaging — 0.4%
155,558	Packaging Corp. of America	33,900,755
	Diversified Consumer Services — 2.8%
54,824	Graham Holdings Co., Class B	64,544,843
715,619	H&R Block, Inc.	36,188,853
2,772,578	OneSpaWorld Holdings Ltd.	58,612,299
2,493,910	Perdoceo Education Corp.	93,920,651
		253,266,646
	Diversified Telecommunication Services — 0.4%
606,348	IDT Corp., Class B	31,718,064
	Electric Utilities — 0.8%
919,632	Otter Tail Corp.	75,382,235
	Electrical Equipment — 2.2%
130,931	Acuity, Inc.	45,091,327
198,236	Atkore, Inc.	12,437,326
773,626	EnerSys	87,388,793
181,833	Powell Industries, Inc.	55,424,517
		200,341,963
	Electronic Equipment, Instruments & Components — 0.8%
1,308,390	Benchmark Electronics, Inc.	50,438,434
527,808	Napco Security Technologies, Inc.	22,669,354
		73,107,788
	Energy Equipment & Services — 2.4%
1,517,205	Cactus, Inc., Class A	59,884,081
5,330,110	NOV, Inc.	70,623,958
1,232,991	Weatherford International PLC	84,373,574
		214,881,613
	Financial Services — 2.8%
1,042,987	Enact Holdings, Inc.	39,988,122
311,496	Equitable Holdings, Inc.	15,817,767
621,018	Essent Group Ltd.	39,471,904
123,010	Jack Henry & Associates, Inc.	18,319,879
2,811,994	MGIC Investment Corp.	79,776,270
1,571,369	Radian Group, Inc.	56,914,985
		250,288,927
	Food Products — 2.3%
742,863	Cal-Maine Foods, Inc.	69,903,408
542,800	Ingredion, Inc.	66,281,308
408,014	Marzetti (The) Company	70,500,739
		206,685,455
Shares	Description	Value

	Health Care Equipment & Supplies — 0.8%
791,380	LeMaitre Vascular, Inc.	$69,253,664
	Health Care Providers & Services — 1.9%
285,322	Cardinal Health, Inc.	44,784,141
136,425	Chemed Corp.	61,082,930
260,565	Ensign Group (The), Inc.	45,017,815
176,988	National HealthCare Corp.	21,505,812
		172,390,698
	Hotels, Restaurants & Leisure — 0.4%
93,106	Texas Roadhouse, Inc.	15,469,562
72,999	Wingstop, Inc.	18,372,388
		33,841,950
	Household Durables — 3.2%
371,546	Installed Building Products, Inc.	91,645,536
280,973	KB Home	17,881,122
1,222,446	La-Z-Boy, Inc.	41,954,347
432,198	Meritage Homes Corp.	31,304,101
336,124	PulteGroup, Inc.	44,412,064
411,184	Toll Brothers, Inc.	56,800,958
		283,998,128
	Household Products — 0.5%
221,316	Spectrum Brands Holdings, Inc.	11,625,730
166,989	WD-40 Co.	32,997,026
		44,622,756
	Insurance — 8.7%
346,792	Assurant, Inc.	75,115,147
854,353	Assured Guaranty Ltd.	72,320,981
551,631	Axis Capital Holdings Ltd.	52,846,250
247,735	Cincinnati Financial Corp.	39,166,903
411,091	CNO Financial Group, Inc.	16,258,649
48,233	Everest Group Ltd.	16,892,644
318,783	Hanover Insurance Group (The), Inc.	57,900,556
261,516	Kemper Corp.	13,481,150
1,451,579	Lincoln National Corp.	58,542,181
502,465	Old Republic International Corp.	21,339,689
262,089	Primerica, Inc.	72,753,286
192,487	Principal Financial Group, Inc.	15,959,097
358,246	Reinsurance Group of America, Inc.	68,829,804
65,340	RenaissanceRe Holdings Ltd.	16,591,786
256,719	Selective Insurance Group, Inc.	20,812,209
959,641	Unum Group	74,640,877
1,082,988	W.R. Berkley Corp.	82,978,541
		776,429,750
	IT Services — 0.2%
73,477	VeriSign, Inc.	20,541,965
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 10.9%
377,505	Alamo Group, Inc.	$72,065,705
730,483	Allison Transmission Holdings, Inc.	62,003,397
1,382,521	Atmus Filtration Technologies, Inc.	62,337,872
746,961	Donaldson Co., Inc.	61,138,758
86,215	Dover Corp.	14,383,248
146,664	Esab Corp.	16,388,235
402,789	Federal Signal Corp.	47,927,863
419,620	Fortive Corp.	20,557,184
754,434	Franklin Electric Co., Inc.	71,822,117
850,371	Graco, Inc.	72,247,520
268,966	IDEX Corp.	43,776,906
478,897	ITT, Inc.	85,607,628
261,670	Lincoln Electric Holdings, Inc.	61,709,636
886,201	Mueller Industries, Inc.	89,603,783
218,782	Snap-on, Inc.	75,814,526
211,566	Tennant Co.	17,149,540
341,229	Terex Corp.	17,505,048
313,540	Watts Water Technologies, Inc., Class A	87,565,451
		979,604,417
	Media — 2.0%
1,359,053	Fox Corp., Class A	85,701,882
1,352,364	New York Times (The) Co., Class A	77,625,694
178,366	Omnicom Group, Inc.	14,542,180
		177,869,756
	Metals & Mining — 1.5%
303,052	Commercial Metals Co.	17,358,819
2,359,945	Hecla Mining Co.	28,555,334
217,855	Royal Gold, Inc.	43,697,356
621,886	Warrior Met Coal, Inc.	39,576,825
		129,188,334
	Oil, Gas & Consumable Fuels — 1.0%
260,291	Core Natural Resources, Inc.	21,729,093
699,694	Coterra Energy, Inc.	16,547,763
673,966	Magnolia Oil & Gas Corp., Class A	16,087,568
413,722	SM Energy Co.	10,330,638
12,015	Texas Pacific Land Corp.	11,217,685
645,796	World Kinect Corp.	16,758,406
		92,671,153
	Paper & Forest Products — 0.1%
202,577	Sylvamo Corp.	8,957,955
Shares	Description	Value

	Personal Care Products — 0.6%
566,327	Interparfums, Inc.	$55,715,250
	Professional Services — 4.3%
579,558	CSG Systems International, Inc.	37,311,944
517,653	Exponent, Inc.	35,966,530
1,589,025	Genpact Ltd.	66,564,257
546,324	Jacobs Solutions, Inc.	81,872,115
113,034	Leidos Holdings, Inc.	21,358,905
316,735	Paycom Software, Inc.	65,925,223
200,106	TriNet Group, Inc.	13,385,090
892,429	UL Solutions, Inc., Class A	63,237,519
		385,621,583
	Semiconductors & Semiconductor Equipment — 0.8%
495,943	Universal Display Corp.	71,232,293
	Software — 3.1%
2,727,192	Clear Secure, Inc., Class A	91,033,669
733,094	Dolby Laboratories, Inc., Class A	53,054,013
332,583	InterDigital, Inc.	114,817,629
370,479	Pegasystems, Inc.	21,302,542
		280,207,853
	Specialty Retail — 2.1%
266,945	Dick’s Sporting Goods, Inc.	59,320,518
414,995	Williams-Sonoma, Inc.	81,110,773
85,754	Winmark Corp.	42,685,768
		183,117,059
	Technology Hardware, Storage & Peripherals — 0.5%
359,961	NetApp, Inc.	42,640,980
	Textiles, Apparel & Luxury Goods — 2.6%
730,168	Kontoor Brands, Inc.	58,245,502
276,814	Ralph Lauren Corp.	86,797,798
932,857	Steven Madden Ltd.	31,232,052
529,837	Tapestry, Inc.	59,988,145
		236,263,497
	Tobacco — 0.2%
201,845	Turning Point Brands, Inc.	19,954,397
	Trading Companies & Distributors — 0.9%
292,277	Applied Industrial Technologies, Inc.	76,298,911
	Total Common Stocks	8,952,863,000
	(Cost $7,823,520,436)
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
5,609,628	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	$5,609,628
	(Cost $5,609,628)

	Total Investments — 100.0%	8,958,472,628
	(Cost $7,829,130,064)
	Net Other Assets and Liabilities — 0.0%	1,020,702
	Net Assets — 100.0%	$8,959,493,330

(a)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,952,863,000	$ 8,952,863,000	$ —	$ —
Money Market Funds	5,609,628	5,609,628	—	—
Total Investments	$8,958,472,628	$8,958,472,628	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Aerospace & Defense — 2.4%
3,886	Airbus SE (EUR)	$900,612
4,019	Boeing (The) Co. (b)	867,421
1,878	Lockheed Martin Corp.	937,516
		2,705,549
	Automobile Components — 0.8%
60,800	Denso Corp. (JPY)	877,969
	Automobiles — 3.3%
8,937	Bayerische Motoren Werke AG (EUR)	896,480
75,174	Ford Motor Co.	899,081
14,479	Mercedes-Benz Group AG (EUR)	908,943
2,397	Tesla, Inc. (b)	1,065,994
		3,770,498
	Banks — 23.6%
40,491	ANZ Group Holdings Ltd. (AUD)	889,791
71,899	Axis Bank Ltd. (INR)	916,343
46,501	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	892,077
88,255	Banco Santander S.A. (EUR)	919,489
17,420	Bank of America Corp.	898,698
1,543,576	Bank of China Ltd., Class H (HKD)	844,985
995,259	Bank of Communications Co., Ltd., Class H (HKD)	835,143
171,789	Barclays PLC (GBP)	877,024
9,492	BNP Paribas S.A. (EUR)	861,774
178,030	BOC Hong Kong Holdings Ltd. (HKD)	835,936
1,672,005	China CITIC Bank Corp., Ltd., Class H (HKD)	1,437,392
141,343	China Merchants Bank Co., Ltd., Class H (HKD)	849,299
8,946	Citigroup, Inc.	908,019
21,610	DBS Group Holdings Ltd. (SGD)	856,895
197,514	First Abu Dhabi Bank PJSC (AED)	841,023
24,980	HDFC Bank Ltd., ADR	853,317
64,442	HSBC Holdings PLC (GBP)	905,681
49,144	ICICI Bank Ltd., ADR	1,485,623
2,040,078	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,504,770
35,193	ING Groep N.V., ADR	917,833
2,893	JPMorgan Chase & Co.	912,539
39,649	Kotak Mahindra Bank Ltd. (INR)	889,849
196,018	Lloyds Banking Group PLC, ADR	889,922
Shares	Description	Value

	Banks (Continued)
98,317	Nordea Bank Abp (EUR)	$1,613,126
1,189,627	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	834,670
6,093	Royal Bank of Canada (CAD)	898,036
447,328	Sberbank of Russia PJSC (RUB) (b) (e) (f) (g)	0
10,881	Wells Fargo & Co.	912,045
35,039	Westpac Banking Corp. (AUD)	903,531
		27,184,830
	Broadline Retail — 4.3%
10,111	Alibaba Group Holding Ltd., ADR	1,807,139
6,835	Amazon.com, Inc. (b)	1,500,761
45,687	JD.com, Inc., ADR	1,598,131
		4,906,031
	Capital Markets — 6.0%
8,372	Bank of New York Mellon (The) Corp.	912,213
3,369	CME Group, Inc.	910,270
3,133	Deutsche Boerse AG (EUR)	839,022
1,127	Goldman Sachs Group (The), Inc.	897,487
7,462	London Stock Exchange Group PLC (GBP)	854,635
655	Partners Group Holding AG (CHF)	850,377
1,605	S&P Global, Inc.	781,170
21,764	UBS Group AG (CHF)	888,823
		6,933,997
	Communications Equipment — 1.6%
13,060	Cisco Systems, Inc.	893,565
191,351	Nokia Oyj, ADR	920,399
		1,813,964
	Consumer Finance — 0.8%
2,684	American Express Co.	891,518
	Consumer Staples Distribution & Retail — 1.5%
13,150	Kroger (The) Co.	886,441
8,612	Walmart, Inc.	887,553
		1,773,994
	Diversified Telecommunication Services — 6.2%
53,294	AT&T, Inc.	1,505,022
44,714	Deutsche Telekom AG (EUR)	1,522,927
331,763	Emirates Telecommunications Group Co. PJSC (AED)	1,701,696
2,133	Swisscom AG (CHF)	1,547,400
20,028	Verizon Communications, Inc.	880,231
		7,157,276
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities — 1.6%
48,089	Iberdrola S.A. (EUR)	$909,273
12,307	Verbund AG (EUR)	894,398
		1,803,671
	Financial Services — 3.4%
2,670	Mastercard, Inc., Class A	1,518,723
23,363	PayPal Holdings, Inc. (b)	1,566,723
2,574	Visa, Inc., Class A	878,712
		3,964,158
	Household Durables — 0.8%
30,286	Sony Group Corp., ADR	871,934
	Industrial Conglomerates — 2.1%
7,299	Honeywell International, Inc.	1,536,440
3,291	Siemens AG (EUR)	885,585
		2,422,025
	Insurance — 4.6%
91,444	AIA Group Ltd. (HKD)	877,196
2,139	Allianz SE (EUR)	897,539
11,230	American International Group, Inc.	882,004
18,728	AXA S.A. (EUR)	893,579
11,004	MetLife, Inc.	906,399
122,208	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	833,099
6,057	Sony Financial Group, Inc., ADR (b) (e) (f)	22,411
		5,312,227
	Interactive Media & Services — 2.4%
14,055	Baidu, Inc., ADR (b)	1,852,027
10,975	Tencent Holdings Ltd. (HKD)	935,039
		2,787,066
	IT Services — 9.4%
6,437	Accenture PLC, Class A	1,587,364
11,002	Capgemini SE (EUR)	1,595,887
22,277	Cognizant Technology Solutions Corp., Class A	1,494,118
92,070	Infosys Ltd., ADR (h)	1,497,979
6,115	International Business Machines Corp.	1,725,408
44,495	Tata Consultancy Services Ltd. (INR)	1,447,474
563,309	Wipro Ltd., ADR (h)	1,481,503
		10,829,733
	Marine Transportation — 0.7%
423	A.P. Moller - Maersk A/S, Class B (DKK)	829,294
Shares	Description	Value

	Metals & Mining — 1.6%
33,020	BHP Group Ltd. (AUD)	$929,252
14,136	Rio Tinto PLC, ADR	933,117
		1,862,369
	Multi-Utilities — 1.4%
74,078	Engie S.A. (EUR)	1,587,665
	Oil, Gas & Consumable Fuels — 0.8%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f) (g)	0
12,275	Shell PLC, ADR	878,031
		878,031
	Pharmaceuticals — 1.3%
10,435	Zoetis, Inc.	1,526,849
	Semiconductors & Semiconductor Equipment — 9.1%
10,096	Advanced Micro Devices, Inc. (b)	1,633,432
41,982	Infineon Technologies AG (EUR)	1,636,399
63,862	Intel Corp. (b)	2,142,570
10,438	Micron Technology, Inc.	1,746,486
8,871	NVIDIA Corp.	1,655,151
6,070	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,695,290
		10,509,328
	Software — 6.2%
3,137	Microsoft Corp.	1,624,809
5,105	Oracle Corp.	1,435,730
6,381	Salesforce, Inc.	1,512,297
6,097	SAP SE (EUR)	1,631,355
3,900	Workday, Inc., Class A (b)	938,847
		7,143,038
	Specialty Retail — 0.7%
2,088	Home Depot (The), Inc.	846,037
	Technology Hardware, Storage & Peripherals — 1.5%
29,802	Samsung Electronics Co., Ltd. (KRW)	1,782,109
	Wireless Telecommunication Services — 1.3%
1,009,300	SoftBank Corp. (JPY)	1,485,780
	Total Common Stocks	114,456,940
	(Cost $93,848,019)
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
377,879	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (i)	$377,879
	(Cost $377,879)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$521,347	Bank of America Corp., 4.20% (i), dated 09/30/25, due 10/01/25, with a maturity value of $521,408. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $531,774. (j)	$521,347
763,001	JPMorgan Chase & Co., 4.20% (i), dated 09/30/25, due 10/01/25, with a maturity value of $763,090. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $778,261. (j)	763,001
Principal Value	Description	Value

$457,451	Mizuho Financial Group, Inc., 4.20% (i), dated 09/30/25, due 10/01/25, with a maturity value of $457,504. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $466,600. (j)	$457,451
820,608	RBC Dominion Securities, Inc., 4.19% (i), dated 09/30/25, due 10/01/25, with a maturity value of $820,704. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $837,020. (j)	820,608
	Total Repurchase Agreements	2,562,407
	(Cost $2,562,407)

	Total Investments — 101.9%	117,397,226
	(Cost $96,788,305)
	Net Other Assets and Liabilities — (1.9)%	(2,200,290)
	Net Assets — 100.0%	$115,196,936

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $22,411 or 0.0% of net assets.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
September 30, 2025
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,461,304 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,562,407.

(i)	Rate shown reflects yield as of September 30, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	56.4%
EUR	17.3
HKD	8.3
CHF	2.8
INR	2.8
AUD	2.3
GBP	2.2
AED	2.2
JPY	2.0
KRW	1.5
CAD	0.8
SGD	0.7
DKK	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Country Allocation†	% of Net Assets
United States	39.6%
Germany	8.0
India	7.4
China	6.2
Cayman Islands	5.4
United Kingdom	4.6
France	4.3
Japan	3.2
Switzerland	2.8
Australia	2.4
Spain	2.4
United Arab Emirates	2.2
Finland	2.2
Netherlands	1.6
South Korea	1.5
Canada	1.5
Hong Kong	1.5
Taiwan	1.5
Ireland	1.4
Austria	0.8
Singapore	0.7
Denmark	0.7
Russia	0.0††
Total Investments	101.9
Net Other Assets and Liabilities	(1.9)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 27,184,830	$ 27,184,830	$ —	$ —**
Insurance	5,312,227	5,289,816	22,411	—
Oil, Gas & Consumable Fuels	878,031	878,031	—	—**
Other Industry Categories*	81,081,852	81,081,852	—	—
Money Market Funds	377,879	377,879	—	—
Repurchase Agreements	2,562,407	—	2,562,407	—
Total Investments	$117,397,226	$114,812,408	$2,584,818	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,461,304
Non-cash Collateral(2)	(2,461,304)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,562,407
Non-cash Collateral(4)	(2,562,407)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 4.3%
34,959	AeroVironment, Inc. (b)	$11,008,239
35,500	Kratos Defense & Security Solutions, Inc. (b)	3,243,635
3,961	Northrop Grumman Corp.	2,413,517
1,312,516	QinetiQ Group PLC (GBP)	9,699,785
		26,365,176
	Air Freight & Logistics — 0.4%
44,395	GXO Logistics, Inc. (b)	2,348,052
	Automobile Components — 4.4%
29,390	Aptiv PLC (b)	2,534,006
160,700	Denso Corp. (JPY)	2,320,552
301,223	Gentex Corp.	8,524,611
50,923	Magna International, Inc.	2,412,732
602,230	Mobileye Global, Inc., Class A (b)	8,503,488
192,842	Valeo SE (EUR)	2,407,836
		26,703,225
	Automobiles — 0.9%
14,770	Hyundai Motor Co. (KRW)	2,263,319
7,000	Tesla, Inc. (b)	3,113,040
		5,376,359
	Biotechnology — 1.4%
1,795,157	Recursion Pharmaceuticals, Inc., Class A (b) (c)	8,760,366
	Broadline Retail — 1.6%
17,313	Alibaba Group Holding Ltd., ADR	3,094,353
17,984	Amazon.com, Inc. (b)	3,948,747
75,227	JD.com, Inc., ADR	2,631,440
		9,674,540
	Communications Equipment — 1.8%
17,116	Arista Networks, Inc. (b)	2,493,972
122,120	Cisco Systems, Inc.	8,355,451
		10,849,423
	Consumer Finance — 1.0%
115,138	Upstart Holdings, Inc. (b) (c)	5,849,010
	Consumer Staples Distribution & Retail — 0.9%
1,855,304	Ocado Group PLC (GBP) (b)	5,614,194
	Electrical Equipment — 3.5%
61,301	ABB Ltd. (CHF)	4,414,011
17,708	Emerson Electric Co.	2,322,935
96,600	Mitsubishi Electric Corp. (JPY)	2,484,159
188,300	NIDEC CORP. (JPY)	3,353,200
Shares	Description	Value

	Electrical Equipment (Continued)
11,991	Rockwell Automation, Inc.	$4,191,214
16,750	Schneider Electric SE (EUR)	4,672,498
		21,438,017
	Electronic Equipment, Instruments & Components — 5.6%
93,723	Cognex Corp.	4,245,652
177,061	Delta Electronics, Inc. (TWD)	4,961,286
758,113	Hexagon AB, Class B (SEK)	9,010,967
10,600	Keyence Corp. (JPY)	3,955,154
159,500	Omron Corp. (JPY) (c)	4,389,661
139,100	Yokogawa Electric Corp. (JPY)	4,002,235
12,987	Zebra Technologies Corp., Class A (b)	3,859,217
		34,424,172
	Energy Equipment & Services — 1.4%
345,788	Oceaneering International, Inc. (b)	8,568,627
	Health Care Equipment & Supplies — 2.4%
17,826	Intuitive Surgical, Inc. (b)	7,972,322
25,183	Medtronic PLC	2,398,429
71,719	Omnicell, Inc. (b)	2,183,844
5,972	Stryker Corp.	2,207,669
		14,762,264
	Hotels, Restaurants & Leisure — 1.5%
760,111	Serve Robotics, Inc. (b)	8,840,091
	Household Durables — 0.4%
84,100	Sony Group Corp. (JPY)	2,422,030
	Industrial Conglomerates — 1.3%
30,465	Siemens AG (EUR)	8,197,920
	Insurance — 0.0%
84,100	Sony Financial Group, Inc. (JPY) (b)	93,264
	Interactive Media & Services — 3.9%
19,343	Alphabet, Inc., Class A	4,702,283
24,525	Baidu, Inc., ADR (b)	3,231,659
51,992	Kakao Corp. (KRW)	2,208,562
11,423	Meta Platforms, Inc., Class A	8,388,823
15,150	NAVER Corp. (KRW)	2,899,238
30,540	Tencent Holdings Ltd. (HKD)	2,601,921
		24,032,486
	IT Services — 6.5%
29,538	Akamai Technologies, Inc. (b)	2,237,799
1,664,148	BigBear.ai Holdings, Inc. (b) (c)	10,850,245
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	IT Services (Continued)
40,425	Cloudflare, Inc., Class A (b)	$8,674,801
39,966	CoreWeave, Inc., Class A (b)	5,469,347
34,651	International Business Machines Corp.	9,777,126
7,405	MongoDB, Inc. (b)	2,298,364
		39,307,682
	Life Sciences Tools & Services — 3.4%
84,406	Illumina, Inc. (b)	8,016,038
19,930	Tecan Group AG (CHF)	3,575,157
111,222	Tempus AI, Inc. (b) (c)	8,976,728
		20,567,923
	Machinery — 9.3%
148,712	ATS Corp. (CAD) (b)	3,890,640
10,050,111	AutoStore Holdings Ltd. (NOK) (b) (d) (e)	9,174,413
128,800	Daifuku Co., Ltd. (JPY)	4,130,902
4,883	Deere & Co.	2,232,801
296,500	FANUC Corp. (JPY)	8,545,038
28,741	JBT Marel Corp.	4,036,673
38,100	Kawasaki Heavy Industries Ltd. (JPY) (c)	2,517,071
82,678	Proto Labs, Inc. (b)	4,136,380
177,889	Symbotic, Inc. (b) (c)	9,588,217
118,580	Valmet Oyj (EUR) (c)	3,937,121
204,400	Yaskawa Electric Corp. (JPY)	4,363,463
		56,552,719
	Pharmaceuticals — 0.4%
13,192	Johnson & Johnson	2,446,061
	Professional Services — 1.4%
108,429	Innodata, Inc. (b)	8,356,623
	Semiconductors & Semiconductor Equipment — 10.3%
25,323	Advanced Micro Devices, Inc. (b)	4,097,008
49,930	Ambarella, Inc. (b)	4,120,224
22,602	Astera Labs, Inc. (b)	4,425,472
13,847	Broadcom, Inc.	4,568,264
95,988	Intel Corp. (b)	3,220,397
4,721	KLA Corp.	5,092,071
34,603	Micron Technology, Inc.	5,789,774
23,644	NVIDIA Corp.	4,411,497
17,535	NXP Semiconductors N.V.	3,993,245
25,621	QUALCOMM, Inc.	4,262,310
342,200	Renesas Electronics Corp. (JPY)	3,947,616
21,283	SK Hynix, Inc. (KRW)	5,271,261
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
17,837	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$4,981,696
34,829	Teradyne, Inc.	4,793,863
		62,974,698
	Software — 30.2%
6,552	Adobe, Inc. (b)	2,311,218
274,113	Appian Corp., Class A (b)	8,379,634
7,427	Autodesk, Inc. (b)	2,359,335
42,990	BlackLine, Inc. (b)	2,282,769
498,950	C3.ai, Inc., Class A (b) (c)	8,651,793
24,076	Cadence Design Systems, Inc. (b)	8,456,936
852,247	CCC Intelligent Solutions Holdings, Inc. (b)	7,763,970
270,987	Dassault Systemes SE (EUR)	9,070,548
166,743	Dynatrace, Inc. (b)	8,078,698
27,478	Elastic N.V. (b)	2,321,616
8,127	Microsoft Corp.	4,209,380
59,690	Nice Ltd., ADR (b)	8,641,918
53,841	Palantir Technologies, Inc., Class A (b)	9,821,675
44,285	Palo Alto Networks, Inc. (b)	9,017,312
155,639	Pegasystems, Inc.	8,949,242
337,600	PKSHA Technology, Inc. (JPY) (b)	8,811,820
544,338	PROS Holdings, Inc. (b)	12,470,784
10,947	PTC, Inc. (b)	2,222,460
32,926	Salesforce, Inc.	7,803,462
447,362	SentinelOne, Inc., Class A (b)	7,878,045
9,197	ServiceNow, Inc. (b)	8,463,815
648,022	SoundHound AI, Inc., Class A (b) (c)	10,420,194
13,981	Synopsys, Inc. (b)	6,898,086
758,744	UiPath, Inc., Class A (b)	10,151,995
36,554	Workday, Inc., Class A (b)	8,799,644
		184,236,349
	Technology Hardware, Storage & Peripherals — 1.3%
10,069	Apple, Inc.	2,563,870
46,621	Samsung Electronics Co., Ltd. (KRW)	2,787,856
181,400	Seiko Epson Corp. (JPY)	2,328,141
		7,679,867
	Wireless Telecommunication Services — 0.4%
21,200	SoftBank Group Corp. (JPY)	2,678,581
	Total Common Stocks	609,119,719
	(Cost $521,701,618)
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
333,669	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	$333,669
	(Cost $333,669)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.8%
$10,952,817	Bank of America Corp., 4.20% (f), dated 09/30/25, due 10/01/25, with a maturity value of $10,954,095. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $11,171,873. (g)	10,952,817
16,029,694	JPMorgan Chase & Co., 4.20% (f), dated 09/30/25, due 10/01/25, with a maturity value of $16,031,564. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $16,350,288. (g)	16,029,694
Principal Value	Description	Value

$9,610,411	Mizuho Financial Group, Inc., 4.20% (f), dated 09/30/25, due 10/01/25, with a maturity value of $9,611,532. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $9,802,622. (g)	$9,610,411
17,239,948	RBC Dominion Securities, Inc., 4.19% (f), dated 09/30/25, due 10/01/25, with a maturity value of $17,241,955. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $17,584,747. (g)	17,239,948
	Total Repurchase Agreements	53,832,870
	(Cost $53,832,870)

	Total Investments — 108.8%	663,286,258
	(Cost $575,868,157)
	Net Other Assets and Liabilities — (8.8)%	(53,391,137)
	Net Assets — 100.0%	$609,895,121

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $52,101,316 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $53,832,870.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2025.
(g)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
September 30, 2025
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	76.3%
JPY	9.1
EUR	4.3
KRW	2.3
GBP	2.3
NOK	1.4
SEK	1.4
CHF	1.2
TWD	0.7
CAD	0.6
HKD	0.4
Total	100.0%

Country Allocation†	% of Net Assets
United States	72.0%
Japan	11.5
Canada	3.9
France	2.7
Cayman Islands	2.6
South Korea	2.5
United Kingdom	2.5
Taiwan	1.6
Bermuda	1.5
Sweden	1.5
Israel	1.4
Germany	1.3
Switzerland	1.3
Netherlands	1.0
Finland	0.7
Jersey	0.4
Ireland	0.4
Total Investments	108.8
Net Other Assets and Liabilities	(8.8)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 609,119,719	$ 609,119,719	$ —	$ —
Money Market Funds	333,669	333,669	—	—
Repurchase Agreements	53,832,870	—	53,832,870	—
Total Investments	$663,286,258	$609,453,388	$53,832,870	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
September 30, 2025
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$52,101,316
Non-cash Collateral(2)	(52,101,316)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$53,832,870
Non-cash Collateral(4)	(53,832,870)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
6,271	RTX Corp.	$1,049,326
	Capital Markets — 11.0%
16,353	Bank of New York Mellon (The) Corp.	1,781,823
935	Blackrock, Inc.	1,090,088
7,830	Cboe Global Markets, Inc.	1,920,308
9,787	CME Group, Inc.	2,644,350
14,715	Intercontinental Exchange, Inc.	2,479,183
		9,915,752
	Commercial Services & Supplies — 6.8%
5,757	Cintas Corp.	1,181,682
11,068	Republic Services, Inc.	2,539,885
41,911	Rollins, Inc.	2,461,852
		6,183,419
	Construction Materials — 1.1%
3,107	Vulcan Materials Co.	955,775
	Consumer Staples Distribution & Retail — 6.0%
2,247	Costco Wholesale Corp.	2,079,891
20,708	US Foods Holding Corp. (a)	1,586,647
17,400	Walmart, Inc.	1,793,244
		5,459,782
	Diversified Consumer Services — 1.8%
19,104	Service Corp. International	1,589,835
	Diversified Telecommunication Services — 1.9%
61,979	AT&T, Inc.	1,750,287
	Electric Utilities — 7.1%
24,484	American Electric Power Co., Inc.	2,754,450
10,460	Entergy Corp.	974,767
28,704	Southern (The) Co.	2,720,278
		6,449,495
	Entertainment — 1.0%
8,530	Liberty Media Corp.-Liberty Formula One, Class C (a)	890,959
	Financial Services — 4.4%
3,783	Mastercard, Inc., Class A	2,151,808
5,336	Visa, Inc., Class A	1,821,604
		3,973,412
	Health Care Equipment & Supplies — 4.7%
18,017	Abbott Laboratories	2,413,197
19,202	Boston Scientific Corp. (a)	1,874,691
		4,287,888
Shares	Description	Value

	Health Care Providers & Services — 6.8%
13,983	Cardinal Health, Inc.	$2,194,771
8,230	Cencora, Inc.	2,572,122
10,834	Encompass Health Corp.	1,376,135
		6,143,028
	Health Care REITs — 3.0%
15,407	Welltower, Inc.	2,744,603
	Hotels, Restaurants & Leisure — 1.2%
4,267	Hilton Worldwide Holdings, Inc.	1,107,030
	Insurance — 19.3%
19,809	Aflac, Inc.	2,212,665
4,817	Allstate (The) Corp.	1,033,969
11,645	American Financial Group, Inc.	1,696,909
16,996	American International Group, Inc.	1,334,866
7,275	Arthur J. Gallagher & Co.	2,253,359
13,443	Axis Capital Holdings Ltd.	1,287,839
8,674	Chubb Ltd.	2,448,237
63,542	Old Republic International Corp.	2,698,629
5,012	Primerica, Inc.	1,391,281
3,827	Travelers (The) Cos., Inc.	1,068,575
		17,426,329
	Machinery — 1.4%
3,564	Snap-on, Inc.	1,235,033
	Oil, Gas & Consumable Fuels — 2.5%
60,290	Antero Midstream Corp.	1,172,037
36,838	Kinder Morgan, Inc.	1,042,884
		2,214,921
	Professional Services — 5.4%
8,483	Automatic Data Processing, Inc.	2,489,760
9,947	Broadridge Financial Solutions, Inc.	2,369,077
		4,858,837
	Retail REITs — 4.0%
35,969	Regency Centers Corp.	2,622,140
5,426	Simon Property Group, Inc.	1,018,298
		3,640,438
	Software — 2.3%
4,177	Roper Technologies, Inc.	2,083,028
	Specialized REITs — 1.1%
7,735	Lamar Advertising Co., Class A	946,919
	Specialty Retail — 3.3%
20,755	TJX (The) Cos., Inc.	2,999,928
	Tobacco — 1.2%
6,758	Philip Morris International, Inc.	1,096,148
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 1.4%
25,611	Fastenal Co.	$1,255,963
	Total Common Stocks	90,258,135
	(Cost $84,719,788)
MONEY MARKET FUNDS — 0.1%
87,043	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	87,043
	(Cost $87,043)

	Total Investments — 100.0%	90,345,178
	(Cost $84,806,831)
	Net Other Assets and Liabilities — 0.0%	20,769
	Net Assets — 100.0%	$90,365,947

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 90,258,135	$ 90,258,135	$ —	$ —
Money Market Funds	87,043	87,043	—	—
Total Investments	$90,345,178	$90,345,178	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 11.8%
3,444	Cullen/Frost Bankers, Inc.	$436,596
5,213	East West Bancorp, Inc.	554,924
1,452	JPMorgan Chase & Co.	458,005
35,650	Old National Bancorp	782,518
7,422	Popular, Inc.	942,668
9,465	Wells Fargo & Co.	793,356
		3,968,067
	Building Products — 1.0%
1,059	Carlisle Cos., Inc.	348,369
	Capital Markets — 5.8%
7,106	Bank of New York Mellon (The) Corp.	774,270
651	Goldman Sachs Group (The), Inc.	518,424
3,864	Raymond James Financial, Inc.	666,926
		1,959,620
	Construction & Engineering — 4.2%
8,673	API Group Corp. (a)	298,091
1,004	EMCOR Group, Inc.	652,138
2,152	MasTec, Inc. (a)	457,967
		1,408,196
	Consumer Finance — 5.0%
3,605	Capital One Financial Corp.	766,351
12,901	Synchrony Financial	916,616
		1,682,967
	Consumer Staples Distribution & Retail — 3.9%
7,757	Performance Food Group Co. (a)	807,038
6,419	US Foods Holding Corp. (a)	491,824
		1,298,862
	Diversified Telecommunication Services — 2.6%
30,996	AT&T, Inc.	875,327
	Electric Utilities — 4.7%
5,636	American Electric Power Co., Inc.	634,050
4,911	Entergy Corp.	457,656
2,901	NRG Energy, Inc.	469,817
		1,561,523
	Electrical Equipment — 1.1%
5,186	NEXTracker, Inc., Class A (a)	383,712
	Electronic Equipment, Instruments & Components — 0.8%
1,246	Jabil, Inc.	270,594
	Financial Services — 2.5%
16,752	Equitable Holdings, Inc.	850,667
Shares	Description	Value

	Health Care Providers & Services — 8.3%
3,184	Cardinal Health, Inc.	$499,761
1,292	Cencora, Inc.	403,789
1,136	McKesson Corp.	877,605
4,983	Tenet Healthcare Corp. (a)	1,011,748
		2,792,903
	Hotels, Restaurants & Leisure — 0.7%
1,784	Brinker International, Inc. (a)	225,997
	Insurance — 25.6%
6,133	Aflac, Inc.	685,056
4,561	Allstate (The) Corp.	979,019
6,640	American Financial Group, Inc.	967,581
10,423	American International Group, Inc.	818,622
9,511	Axis Capital Holdings Ltd.	911,154
2,981	Chubb Ltd.	841,387
24,281	Old Republic International Corp.	1,031,214
1,786	Primerica, Inc.	495,776
3,336	Travelers (The) Cos., Inc.	931,478
11,961	Unum Group	930,326
		8,591,613
	Leisure Products — 1.0%
4,592	Hasbro, Inc.	348,303
	Oil, Gas & Consumable Fuels — 2.9%
16,416	Antero Midstream Corp.	319,127
6,803	EQT Corp.	370,287
9,600	Kinder Morgan, Inc.	271,776
		961,190
	Professional Services — 2.5%
4,403	Leidos Holdings, Inc.	831,991
	Real Estate Management & Development — 1.2%
2,439	CBRE Group, Inc., Class A (a)	384,289
	Technology Hardware, Storage & Peripherals — 12.2%
19,619	Sandisk Corp. (a)	2,201,252
2,172	Seagate Technology Holdings PLC	512,722
11,612	Western Digital Corp.	1,394,137
		4,108,111
	Textiles, Apparel & Luxury Goods — 2.1%
994	Ralph Lauren Corp.	311,679
3,497	Tapestry, Inc.	395,930
		707,609
	Total Common Stocks	33,559,910
	(Cost $27,770,816)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
41,265	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	$41,265
	(Cost $41,265)

	Total Investments — 100.0%	33,601,175
	(Cost $27,812,081)
	Net Other Assets and Liabilities — 0.0%	4,235
	Net Assets — 100.0%	$33,605,410

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,559,910	$ 33,559,910	$ —	$ —
Money Market Funds	41,265	41,265	—	—
Total Investments	$33,601,175	$33,601,175	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Banks — 2.5%
35,999	Royal Bank of Canada (CAD)	$5,305,824
	Beverages — 3.5%
30,643	Carlsberg A/S, Class B (DKK)	3,560,691
83,761	Coca-Cola HBC AG (GBP)	3,947,260
		7,507,951
	Biotechnology — 1.7%
27,392	CSL Ltd. (AUD)	3,592,429
	Capital Markets — 1.7%
13,551	Deutsche Boerse AG (EUR)	3,628,979
	Chemicals — 3.5%
906	Givaudan S.A. (CHF)	3,678,402
17,504	Sika AG (CHF)	3,894,176
		7,572,578
	Consumer Staples Distribution & Retail — 4.0%
81,243	Alimentation Couche-Tard, Inc. (CAD)	4,334,478
108,436	Loblaw Cos., Ltd. (CAD)	4,194,230
		8,528,708
	Electric Utilities — 1.9%
55,097	Verbund AG (EUR)	4,004,114
	Food Products — 3.7%
282	Chocoladefabriken Lindt & Spruengli AG (CHF)	4,307,669
38,905	Nestle S.A. (CHF)	3,571,118
		7,878,787
	Hotels, Restaurants & Leisure — 4.0%
54,053	Amadeus IT Group S.A. (EUR)	4,283,625
123,607	Compass Group PLC (GBP)	4,204,184
		8,487,809
	Household Products — 2.3%
64,245	Reckitt Benckiser Group PLC (GBP)	4,940,527
	Insurance — 18.3%
10,562	Allianz SE (EUR)	4,431,886
110,420	Great-West Lifeco, Inc. (CAD)	4,481,225
13,322	Hannover Rueck SE (EUR)	4,013,414
6,130	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	3,910,821
307,521	QBE Insurance Group Ltd. (AUD)	4,189,787
416,035	Sampo Oyj, Class A (EUR)	4,776,038
4,370	Swiss Life Holding AG (CHF)	4,696,906
Shares	Description	Value

	Insurance (Continued)
24,138	Swiss Re AG (CHF)	$4,458,882
6,114	Zurich Insurance Group AG (CHF)	4,351,727
		39,310,686
	IT Services — 3.6%
39,741	CGI, Inc. (CAD)	3,539,768
122,700	Obic Co., Ltd. (JPY)	4,276,267
		7,816,035
	Machinery — 11.2%
102,910	Alfa Laval AB (SEK)	4,682,895
269,558	Atlas Copco AB, Class A (SEK)	4,549,708
69,457	GEA Group AG (EUR)	5,125,180
71,136	Kone Oyj, Class B (EUR)	4,844,013
12,492	Schindler Holding AG (CHF)	4,726,575
		23,928,371
	Marine Transportation — 1.6%
18,791	Kuehne + Nagel International AG (CHF)	3,497,125
	Media — 1.9%
43,349	Publicis Groupe S.A. (EUR)	4,157,025
	Metals & Mining — 4.6%
179,725	BHP Group Ltd. (AUD)	5,057,836
71,724	Rio Tinto PLC (GBP)	4,714,559
		9,772,395
	Personal Care Products — 4.0%
10,758	L’Oreal S.A. (EUR)	4,654,327
65,635	Unilever PLC (GBP)	3,883,989
		8,538,316
	Pharmaceuticals — 8.8%
31,158	AstraZeneca PLC (GBP)	4,685,748
236,022	GSK PLC (GBP)	4,997,870
37,767	Novartis AG (CHF)	4,749,993
13,390	Roche Holding AG (CHF)	4,371,661
		18,805,272
	Professional Services — 7.4%
137,950	Bureau Veritas S.A. (EUR)	4,314,632
44,510	SGS S.A. (CHF)	4,611,752
22,998	Thomson Reuters Corp. (CAD)	3,571,077
24,494	Wolters Kluwer N.V. (EUR)	3,340,156
		15,837,617
	Software — 3.4%
1,237	Constellation Software, Inc. (CAD)	3,358,023
269,150	Sage Group (The) PLC (GBP)	3,981,777
		7,339,800
See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods — 1.8%
1,615	Hermes International S.C.A. (EUR)	$3,949,569
	Trading Companies & Distributors — 2.0%
137,869	Bunzl PLC (GBP)	4,349,952
	Transportation Infrastructure — 2.1%
168,704	Aena SME S.A. (EUR) (b) (c)	4,609,031
	Total Common Stocks	213,358,900
	(Cost $197,894,720)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 3/31/2040 (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
381,832	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (h)	381,832
	(Cost $381,832)

	Total Investments — 99.7%	213,740,732
	(Cost $198,276,552)
	Net Other Assets and Liabilities — 0.3%	682,964
	Net Assets — 100.0%	$214,423,696

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	29.9%
CHF	23.8
GBP	18.6
CAD	13.5
AUD	6.0
SEK	4.3
JPY	2.0
DKK	1.7
USD	0.2
Total	100.0%

See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
September 30, 2025
Country Allocation†	% of Net Assets
Switzerland	25.6%
United Kingdom	16.7
Canada	13.4
Germany	9.8
France	8.0
Australia	6.0
Finland	4.5
Sweden	4.3
Spain	4.1
Japan	2.0
Austria	1.9
Denmark	1.7
Netherlands	1.5
United States	0.2
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 213,358,900	$ 213,358,900	$ —	$ —
Warrants*	—**	—	—	—**
Money Market Funds	381,832	381,832	—	—
Total Investments	$213,740,732	$213,740,732	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.0%
197	Lockheed Martin Corp.	$98,344
	Beverages — 3.8%
1,247	Coca-Cola (The) Co.	82,701
692	PepsiCo, Inc.	97,185
		179,886
	Broadline Retail — 1.9%
422	Amazon.com, Inc. (a)	92,659
	Commercial Services & Supplies — 1.7%
1,780	Copart, Inc. (a)	80,047
	Communications Equipment — 2.0%
1,400	Cisco Systems, Inc.	95,788
	Consumer Staples Distribution & Retail — 2.0%
938	Walmart, Inc.	96,670
	Diversified Telecommunication Services — 1.9%
2,055	Verizon Communications, Inc.	90,317
	Electronic Equipment, Instruments & Components — 2.3%
504	Jabil, Inc.	109,454
	Financial Services — 1.8%
152	Mastercard, Inc., Class A	86,459
	Health Care Equipment & Supplies — 2.3%
171	IDEXX Laboratories, Inc. (a)	109,250
	Health Care Providers & Services — 2.0%
125	McKesson Corp.	96,567
	Hotels, Restaurants & Leisure — 5.5%
298	McDonald’s Corp.	90,559
942	Starbucks Corp.	79,693
627	Yum! Brands, Inc.	95,304
		265,556
	Household Products — 5.2%
976	Colgate-Palmolive Co.	78,022
677	Kimberly-Clark Corp.	84,178
554	Procter & Gamble (The) Co.	85,122
		247,322
	Insurance — 1.8%
341	Progressive (The) Corp.	84,210
Shares	Description	Value

	Interactive Media & Services — 4.5%
503	Alphabet, Inc., Class C	$122,506
129	Meta Platforms, Inc., Class A	94,735
		217,241
	IT Services — 3.3%
282	Accenture PLC, Class A	69,541
321	VeriSign, Inc.	89,742
		159,283
	Life Sciences Tools & Services — 1.9%
75	Mettler-Toledo International, Inc. (a)	92,071
	Oil, Gas & Consumable Fuels — 1.6%
82	Texas Pacific Land Corp.	76,558
	Pharmaceuticals — 3.4%
111	Eli Lilly & Co.	84,693
540	Zoetis, Inc.	79,013
		163,706
	Professional Services — 3.3%
288	Automatic Data Processing, Inc.	84,528
583	Paychex, Inc.	73,901
		158,429
	Semiconductors & Semiconductor Equipment — 15.9%
520	Applied Materials, Inc.	106,465
355	Broadcom, Inc.	117,118
103	KLA Corp.	111,096
988	Lam Research Corp.	132,293
629	NVIDIA Corp.	117,359
564	QUALCOMM, Inc.	93,827
450	Texas Instruments, Inc.	82,678
		760,836
	Software — 8.2%
218	Adobe, Inc. (a)	76,900
881	Fortinet, Inc. (a)	74,074
190	Microsoft Corp.	98,411
510	Oracle Corp.	143,432
		392,817
	Specialty Retail — 8.7%
25	AutoZone, Inc. (a)	107,256
249	Home Depot (The), Inc.	100,892
406	Lowe’s Cos., Inc.	102,032
999	O’Reilly Automotive, Inc. (a)	107,702
		417,882
See Notes to Financial Statements

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.5%
452	Apple, Inc.	$115,093
3,621	HP, Inc.	98,600
		213,693
	Textiles, Apparel & Luxury Goods — 4.7%
1,424	NIKE, Inc., Class B	99,295
1,099	Tapestry, Inc.	124,429
		223,724
	Tobacco — 3.7%
1,500	Altria Group, Inc.	99,090
490	Philip Morris International, Inc.	79,478
		178,568

	Total Investments — 99.9%	4,787,337
	(Cost $4,379,288)
	Net Other Assets and Liabilities — 0.1%	4,930
	Net Assets — 100.0%	$4,792,267

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,787,337	$ 4,787,337	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2025

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
ASSETS:
Investments, at value - Unaffiliated	$3,752,166,153	$342,698,553	$119,844,048
Investments, at value - Affiliated	—	87,014,275	—
Total investments, at value	3,752,166,153	429,712,828	119,844,048
Cash	9,098	—	—
Foreign currency, at value	—	—	39,676
Receivables:
Capital shares sold	9,856,928	—	—
Dividends	4,784,604	985,321	492,447
Reclaims	502,062	—	468,183
Investment securities sold	—	—	3,987,126
Securities lending income	—	—	—
Total Assets	3,767,318,845	430,698,149	124,831,480

LIABILITIES:
Due to custodian	—	—	370,452
Payables:
Investment securities purchased	9,840,343	—	3,578,272
Investment advisory fees	1,496,061	170,300	59,137
Capital shares redeemed	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	—	—	—
Total Liabilities	11,336,404	170,300	4,007,861
NET ASSETS	$3,755,982,441	$430,527,849	$120,823,619

NET ASSETS consist of:
Paid-in capital	$2,900,574,433	$662,416,790	$112,686,335
Par value	381,050	268,500	61,500
Accumulated distributable earnings (loss)	855,026,958	(232,157,441)	8,075,784
NET ASSETS	$3,755,982,441	$430,527,849	$120,823,619
NET ASSET VALUE, per share	$98.57	$16.03	$19.65
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	38,105,000	26,850,002	6,150,002
Investments, at cost - Unaffiliated	$2,583,125,366	$324,241,727	$102,983,165
Investments, at cost - Affiliated	$—	$95,814,739	$—
Total investments, at cost	$2,583,125,366	$420,056,466	$102,983,165
Foreign currency, at cost (proceeds)	$—	$—	$39,662
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$17,247,760,000	$6,639,039	$66,286,828	$5,604,972,965	$285,670	$80,532
—	3,703,224,279	—	—	174,920,396	111,578,927
17,247,760,000	3,709,863,318	66,286,828	5,604,972,965	175,206,066	111,659,459
556	—	—	—	—	289
—	—	—	—	—	—

—	—	—	—	—	—
8,540,722	3,630	49,991	1,260,273	256	207,152
—	—	—	—	—	—
—	—	—	9,661,094	—	—
—	—	—	5,991	—	—
17,256,301,278	3,709,866,948	66,336,819	5,615,900,323	175,206,322	111,866,900

—	—	—	—	—	—

—	—	—	—	—	—
6,481,215	907,660	32,424	3,027,813	42,547	27,802
—	—	—	9,669,888	—	—
—	—	—	—	—	—
—	—	—	18,841,927	—	—
—	—	—	—	—	—
6,481,215	907,660	32,424	31,539,628	42,547	27,802
$17,249,820,063	$3,708,959,288	$66,304,395	$5,584,360,695	$175,163,775	$111,839,098

$15,735,632,011	$3,446,871,675	$86,801,073	$4,908,075,946	$302,013,038	$193,419,979
2,564,500	599,000	16,500	577,500	71,500	31,000
1,511,623,552	261,488,613	(20,513,178)	675,707,249	(126,920,763)	(81,611,881)
$17,249,820,063	$3,708,959,288	$66,304,395	$5,584,360,695	$175,163,775	$111,839,098
$67.26	$61.92	$40.18	$96.70	$24.50	$36.08
256,450,002	59,900,002	1,650,002	57,750,002	7,150,002	3,100,002
$14,489,350,162	$6,639,039	$60,290,790	$4,641,403,830	$285,670	$80,532
$—	$2,918,133,002	$—	$—	$146,460,696	$106,019,999
$14,489,350,162	$2,924,772,041	$60,290,790	$4,641,403,830	$146,746,366	$106,100,531
$—	$—	$—	$—	$—	$—
$—	$—	$—	$18,803,205	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
September 30, 2025

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value - Unaffiliated	$8,958,472,628	$117,397,226	$663,286,258
Investments, at value - Affiliated	—	—	—
Total investments, at value	8,958,472,628	117,397,226	663,286,258
Cash	13,463	—	—
Foreign currency, at value	—	30,367	43,605
Receivables:
Capital shares sold	13,301,475	—	1,369
Dividends	5,302,775	75,708	513,887
Reclaims	—	320,159	179,061
Investment securities sold	—	—	11,089
Securities lending income	—	5,313	72,582
Total Assets	8,977,090,341	117,828,773	664,107,851

LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment securities purchased	13,297,541	—	42,789
Investment advisory fees	4,299,470	60,996	311,871
Capital shares redeemed	—	—	—
Deferred foreign capital gains tax	—	8,434	—
Collateral for securities on loan	—	2,562,407	53,832,870
Other liabilities	—	—	25,200
Total Liabilities	17,597,011	2,631,837	54,212,730
NET ASSETS	$8,959,493,330	$115,196,936	$609,895,121

NET ASSETS consist of:
Paid-in capital	$8,570,246,375	$101,026,996	$625,425,519
Par value	2,357,500	20,500	115,500
Accumulated distributable earnings (loss)	386,889,455	14,149,440	(15,645,898)
NET ASSETS	$8,959,493,330	$115,196,936	$609,895,121
NET ASSET VALUE, per share	$38.00	$56.19	$52.80
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	235,750,002	2,050,002	11,550,002
Investments, at cost - Unaffiliated	$7,829,130,064	$96,788,305	$575,868,157
Investments, at cost - Affiliated	$—	$—	$—
Total investments, at cost	$7,829,130,064	$96,788,305	$575,868,157
Foreign currency, at cost (proceeds)	$—	$30,459	$43,604
Securities on loan, at value	$—	$2,461,304	$52,101,316
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust International Developed Capital Strength® ETF (FICS)	First Trust S&P 500 Economic Moat ETF (EMOT)

$90,345,178	$33,601,175	$213,740,732	$4,787,337
—	—	—	—
90,345,178	33,601,175	213,740,732	4,787,337
—	—	680	1,767
—	—	42,548	—

—	—	1,881,647	—
60,904	20,209	138,426	5,506
—	—	611,793	—
—	—	—	—
—	—	—	—
90,406,082	33,621,384	216,415,826	4,794,610

—	—	—	—

—	—	1,864,642	—
40,135	15,974	127,488	2,343
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
40,135	15,974	1,992,130	2,343
$90,365,947	$33,605,410	$214,423,696	$4,792,267

$106,455,175	$42,583,324	$205,020,499	$4,451,040
25,500	10,000	56,500	2,000
(16,114,728)	(8,987,914)	9,346,697	339,227
$90,365,947	$33,605,410	$214,423,696	$4,792,267
$35.44	$33.61	$37.95	$23.96
2,550,002	1,000,002	5,650,002	200,002
$84,806,831	$27,812,081	$198,276,552	$4,379,288
$—	$—	$—	$—
$84,806,831	$27,812,081	$198,276,552	$4,379,288
$—	$—	$42,668	$—
$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended September 30, 2025

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
INVESTMENT INCOME:
Dividends - Unaffiliated	$66,519,989	$17,318,505	$4,927,948
Dividends - Affiliated	—	5,663,844	—
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(2,653,847)	(10,833)	(534,589)
Total investment income	63,866,142	22,971,516	4,393,359

EXPENSES:
Investment advisory fees	15,093,192	2,667,520	559,837
Other expenses	230,909	33,542	7,790
Total expenses	15,324,101	2,701,062	567,627
Less fees waived by the investment advisor	—	(538,853)	—
Net expenses	15,324,101	2,162,209	567,627
NET INVESTMENT INCOME (LOSS)	48,542,041	20,809,307	3,825,732

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(34,037,488)	10,843,433	3,307,757
Investments - Affiliated	—	(1,446,156)	—
In-kind redemptions - Unaffiliated	281,321,092	7,016,754	—
In-kind redemptions - Affiliated	—	168,997	—
Distribution of capital gains from investment companies	—	—	—
Foreign currency transactions	(381)	—	(9,754)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	247,283,223	16,583,028	3,298,003
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	429,686,760	(25,937,140)	8,334,636
Investments - Affiliated	—	1,452,376	—
Foreign currency translation	(11,297)	—	23,666
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	429,675,463	(24,484,764)	8,358,302
NET REALIZED AND UNREALIZED GAIN (LOSS)	676,958,686	(7,901,736)	11,656,305
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$725,500,727	$12,907,571	$15,482,037
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$261,262,341	$77,297	$1,818,462	$33,435,253	$5,965	$4,315
—	30,027,465	—	—	4,226,251	2,883,427
—	—	—	25,050	—	—
—	—	(7,007)	—	—	—
261,262,341	30,104,762	1,811,455	33,460,303	4,232,216	2,887,742

66,291,356	11,098,683	416,432	24,193,932	441,835	396,634
1,082,578	268,204	4,885	282,579	9,037	9,602
67,373,934	11,366,887	421,317	24,476,511	450,872	406,236
—	—	—	—	—	—
67,373,934	11,366,887	421,317	24,476,511	450,872	406,236
193,888,407	18,737,875	1,390,138	8,983,792	3,781,344	2,481,506

(435,584,748)	—	878,978	(192,678,432)	—	—
—	192,916,783	—	—	8,613,560	5,634,107
1,574,538,266	—	5,046,272	384,797,902	—	—
—	206,403,076	—	—	11,046,302	7,832,555
—	—	—	—	145,159	—
—	—	—	—	—	—
—	—	—	—	—	—
1,138,953,518	399,319,859	5,925,250	192,119,470	19,805,021	13,466,662

781,956,323	—	(1,189,335)	759,101,784	—	—
—	(191,238,072)	—	—	(5,884,461)	(13,083,000)
—	—	—	—	—	—
—	—	—	—	—	—
781,956,323	(191,238,072)	(1,189,335)	759,101,784	(5,884,461)	(13,083,000)
1,920,909,841	208,081,787	4,735,915	951,221,254	13,920,560	383,662
$2,114,798,248	$226,819,662	$6,126,053	$960,205,046	$17,701,904	$2,865,168
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Year Ended September 30, 2025

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
INVESTMENT INCOME:
Dividends - Unaffiliated	$169,539,010	$2,902,732	$3,403,473
Dividends - Affiliated	—	—	—
Securities lending income (net of fees)	—	19,687	1,589,543
Foreign withholding tax	(766,584)	(235,777)	(272,985)
Total investment income	168,772,426	2,686,642	4,720,031

EXPENSES:
Investment advisory fees	46,034,429	639,424	3,091,833
Other expenses	601,424	7,509	35,169
Total expenses	46,635,853	646,933	3,127,002
Less fees waived by the investment advisor	—	—	—
Net expenses	46,635,853	646,933	3,127,002
NET INVESTMENT INCOME (LOSS)	122,136,573	2,039,709	1,593,029

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(600,222,904)	(139,040)	(3,137,096)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	450,370,318	8,091,141	7,742,441
In-kind redemptions - Affiliated	—	—	—
Distribution of capital gains from investment companies	—	—	—
Foreign currency transactions	—	(12,433)	(12,440)
Foreign capital gains tax	—	(10,467)	—
Net realized gain (loss)	(149,852,586)	7,929,201	4,592,905
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	421,611,858	9,121,403	89,695,405
Investments - Affiliated	—	—	—
Foreign currency translation	—	14,847	13,582
Deferred foreign capital gains tax	—	72,919	—
Net change in unrealized appreciation (depreciation)	421,611,858	9,209,169	89,708,987
NET REALIZED AND UNREALIZED GAIN (LOSS)	271,759,272	17,138,370	94,301,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$393,895,845	$19,178,079	$95,894,921
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust International Developed Capital Strength® ETF (FICS)	First Trust S&P 500 Economic Moat ETF (EMOT)

$982,678	$461,148	$5,973,419	$58,405
—	—	—	—
—	—	—	—
—	(3,357)	(630,386)	—
982,678	457,791	5,343,033	58,405

382,115	180,805	1,326,634	24,604
5,710	2,162	16,447	333
387,825	182,967	1,343,081	24,937
—	—	—	—
387,825	182,967	1,343,081	24,937
594,853	274,824	3,999,952	33,468

5,180,495	(1,656,055)	2,479,650	(79,303)
—	—	—	—
1,102,572	2,267,077	8,662,111	349,584
—	—	—	—
—	—	—	—
—	—	(36,603)	—
—	—	—	—
6,283,067	611,022	11,105,158	270,281

(2,212,180)	2,196,543	(7,052,018)	293,439
—	—	—	—
—	—	26,664	—
—	—	—	—
(2,212,180)	2,196,543	(7,025,354)	293,439
4,070,887	2,807,565	4,079,804	563,720
$4,665,740	$3,082,389	$8,079,756	$597,188
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$48,542,041	$43,982,518	$20,809,307	$21,370,028
Net realized gain (loss)	247,283,223	316,892,106	16,583,028	19,258,015
Net change in unrealized appreciation (depreciation)	429,675,463	523,570,526	(24,484,764)	41,219,592
Net increase (decrease) in net assets resulting from operations	725,500,727	884,445,150	12,907,571	81,847,635

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(48,073,023)	(44,002,035)	(28,075,432)	(28,022,932)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	743,327,660	1,029,139,551	60,603,846	35,920,855
Cost of shares redeemed	(541,941,155)	(932,583,064)	(54,446,590)	(63,490,799)
Net increase (decrease) in net assets resulting from shareholder transactions	201,386,505	96,556,487	6,157,256	(27,569,944)
Total increase (decrease) in net assets	878,814,209	936,999,602	(9,010,605)	26,254,759

NET ASSETS:
Beginning of period	2,877,168,232	1,940,168,630	439,538,454	413,283,695
End of period	$3,755,982,441	$2,877,168,232	$430,527,849	$439,538,454

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	35,855,000	34,605,000	26,500,002	28,300,002
Shares sold	8,450,000	13,950,000	3,750,000	2,300,000
Shares redeemed	(6,200,000)	(12,700,000)	(3,400,000)	(4,100,000)
Shares outstanding, end of period	38,105,000	35,855,000	26,850,002	26,500,002
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust Rising Dividend Achievers ETF (RDVY)		First Trust Dorsey Wright Focus 5 ETF (FV)
Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024

$3,825,732	$3,077,482	$193,888,407	$189,387,462	$18,737,875	$5,739,339
3,298,003	(1,792,787)	1,138,953,518	594,403,665	399,319,859	45,376,032
8,358,302	16,230,789	781,956,323	1,871,550,758	(191,238,072)	877,521,933
15,482,037	17,515,484	2,114,798,248	2,655,341,885	226,819,662	928,637,304

(4,365,901)	(3,237,346)	(199,259,427)	(192,223,542)	(18,414,330)	(5,963,670)

26,836,281	6,267,173	9,947,875,765	4,743,005,656	1,402,011,473	117,865,997
—	(9,489,100)	(6,705,006,990)	(3,045,340,247)	(1,679,049,983)	(363,011,563)
26,836,281	(3,221,927)	3,242,868,775	1,697,665,409	(277,038,510)	(245,145,566)
37,952,417	11,056,211	5,158,407,596	4,160,783,752	(68,633,178)	677,528,068

82,871,202	71,814,991	12,091,412,467	7,930,628,715	3,777,592,466	3,100,064,398
$120,823,619	$82,871,202	$17,249,820,063	$12,091,412,467	$3,708,959,288	$3,777,592,466

4,700,002	4,900,002	204,250,002	172,650,002	64,900,002	70,100,002
1,450,000	400,000	162,750,000	88,100,000	26,000,000	2,250,000
—	(600,000)	(110,550,000)	(56,500,000)	(31,000,000)	(7,450,000)
6,150,002	4,700,002	256,450,002	204,250,002	59,900,002	64,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$1,390,138	$1,276,783	$8,983,792	$1,837,617
Net realized gain (loss)	5,925,250	5,352,067	192,119,470	141,735,986
Net change in unrealized appreciation (depreciation)	(1,189,335)	7,631,400	759,101,784	174,920,365
Net increase (decrease) in net assets resulting from operations	6,126,053	14,260,250	960,205,046	318,493,968

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,450,777)	(1,311,947)	(9,374,755)	(2,130,376)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	36,840,849	22,343,436	4,634,169,309	1,433,118,700
Cost of shares redeemed	(35,872,996)	(16,288,975)	(1,693,284,273)	(554,584,830)
Net increase (decrease) in net assets resulting from shareholder transactions	967,853	6,054,461	2,940,885,036	878,533,870
Total increase (decrease) in net assets	5,643,129	19,002,764	3,891,715,327	1,194,897,462

NET ASSETS:
Beginning of period	60,661,266	41,658,502	1,692,645,368	497,747,906
End of period	$66,304,395	$60,661,266	$5,584,360,695	$1,692,645,368

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,500,002	22,700,002	9,650,002
Shares sold	950,000	650,000	56,150,000	21,300,000
Shares redeemed	(950,000)	(500,000)	(21,100,000)	(8,250,000)
Shares outstanding, end of period	1,650,002	1,650,002	57,750,002	22,700,002
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)		First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)		First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024

$3,781,344	$4,257,699	$2,481,506	$2,484,062	$122,136,573	$72,756,253
19,805,021	3,048,227	13,466,662	(88,934)	(149,852,586)	138,722,593
(5,884,461)	26,797,044	(13,083,000)	22,490,384	421,611,858	680,848,199
17,701,904	34,102,970	2,865,168	24,885,512	393,895,845	892,327,045

(3,758,351)	(4,261,106)	(2,196,306)	(2,486,081)	(124,118,861)	(68,669,012)

51,688,728	27,914,399	12,358,821	15,805,451	4,806,495,692	5,265,289,231
(89,300,818)	(88,721,348)	(55,627,723)	(87,164,707)	(2,238,862,846)	(1,435,816,272)
(37,612,090)	(60,806,949)	(43,268,902)	(71,359,256)	2,567,632,846	3,829,472,959
(23,668,537)	(30,965,085)	(42,600,040)	(48,959,825)	2,837,409,830	4,653,130,992

198,832,312	229,797,397	154,439,138	203,398,963	6,122,083,500	1,468,952,508
$175,163,775	$198,832,312	$111,839,098	$154,439,138	$8,959,493,330	$6,122,083,500

9,450,002	12,900,002	4,300,002	6,500,002	168,350,002	52,050,002
2,250,000	1,500,000	350,000	500,000	130,400,000	159,650,000
(4,550,000)	(4,950,000)	(1,550,000)	(2,700,000)	(63,000,000)	(43,350,000)
7,150,002	9,450,002	3,100,002	4,300,002	235,750,002	168,350,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Indxx Innovative Transaction & Process ETF (LEGR)		First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$2,039,709	$2,517,658	$1,593,029	$1,346,646
Net realized gain (loss)	7,929,201	5,672,960	4,592,905	8,717,611
Net change in unrealized appreciation (depreciation)	9,209,169	19,456,910	89,708,987	21,410,540
Net increase (decrease) in net assets resulting from operations	19,178,079	27,647,528	95,894,921	31,474,797

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,031,982)	(2,543,302)	(2,196,550)	(1,354,840)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,012,269	6,909,663	99,842,452	190,788,005
Cost of shares redeemed	(24,481,480)	(19,836,939)	(37,312,661)	(183,516,817)
Net increase (decrease) in net assets resulting from shareholder transactions	(8,469,211)	(12,927,276)	62,529,791	7,271,188
Total increase (decrease) in net assets	8,676,886	12,176,950	156,228,162	37,391,145

NET ASSETS:
Beginning of period	106,520,050	94,343,100	453,666,959	416,275,814
End of period	$115,196,936	$106,520,050	$609,895,121	$453,666,959

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,250,002	2,550,002	10,350,002	10,300,002
Shares sold	300,000	150,000	2,050,000	4,350,000
Shares redeemed	(500,000)	(450,000)	(850,000)	(4,300,000)
Shares outstanding, end of period	2,050,002	2,250,002	11,550,002	10,350,002
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)		First Trust International Developed Capital Strength® ETF (FICS)
Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024

$594,853	$329,224	$274,824	$336,318	$3,999,952	$1,685,768
6,283,067	4,709,290	611,022	4,469,246	11,105,158	(2,101,473)
(2,212,180)	8,736,893	2,196,543	3,023,324	(7,025,354)	24,884,634
4,665,740	13,775,407	3,082,389	7,828,888	8,079,756	24,468,929

(586,670)	(406,865)	(317,200)	(302,515)	(4,767,957)	(1,977,261)

45,302,102	32,929,216	9,130,623	31,085,181	104,188,845	91,759,759
(10,403,952)	(52,313,744)	(10,652,662)	(26,796,190)	(50,048,873)	(26,509,703)
34,898,150	(19,384,528)	(1,522,039)	4,288,991	54,139,972	65,250,056
38,977,220	(6,015,986)	1,243,150	11,815,364	57,451,771	87,741,724

51,388,727	57,404,713	32,362,260	20,546,896	156,971,925	69,230,201
$90,365,947	$51,388,727	$33,605,410	$32,362,260	$214,423,696	$156,971,925

1,550,002	2,300,002	1,050,002	900,002	4,200,002	2,300,002
1,300,000	1,100,000	300,000	1,100,000	2,800,000	2,700,000
(300,000)	(1,850,000)	(350,000)	(950,000)	(1,350,000)	(800,000)
2,550,002	1,550,002	1,000,002	1,050,002	5,650,002	4,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust S&P 500 Economic Moat ETF (EMOT)
	Year Ended 9/30/2025	Period Ended 9/30/2024 (a)
OPERATIONS:
Net investment income (loss)	$33,468	$3,085
Net realized gain (loss)	270,281	47
Net change in unrealized appreciation (depreciation)	293,439	114,610
Net increase (decrease) in net assets resulting from operations	597,188	117,742

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(31,701)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,209,332	3,065,197
Cost of shares redeemed	(2,165,491)	—
Net increase (decrease) in net assets resulting from shareholder transactions	1,043,841	3,065,197
Total increase (decrease) in net assets	1,609,328	3,182,939

NET ASSETS:
Beginning of period	3,182,939	—
End of period	$4,792,267	$3,182,939

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	—
Shares sold	150,000	150,002
Shares redeemed	(100,000)	—
Shares outstanding, end of period	200,002	150,002

(a)	Inception date is June 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$80.24	$56.07	$43.61	$56.42	$43.84
Income from investment operations:
Net investment income (loss)	1.33 (a)	1.26 (a)	1.07 (a)	1.24	1.10
Net realized and unrealized gain (loss)	18.31	24.16	12.47	(12.83)	12.55
Total from investment operations	19.64	25.42	13.54	(11.59)	13.65
Distributions paid to shareholders from:
Net investment income	(1.31)	(1.25)	(1.08)	(1.22)	(1.07)
Net asset value, end of period	$98.57	$80.24	$56.07	$43.61	$56.42
Total return (b)	24.78%	45.65%	31.22%	(20.93)%	31.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,755,982	$2,877,168	$1,940,169	$1,430,611	$1,613,767
Ratio of total expenses to average net assets	0.51% (c)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.60%	1.83%	2.02%	2.26%	2.08%
Portfolio turnover rate (d)	24%	36%	43%	36%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.59	$14.60	$14.41	$16.35	$13.52
Income from investment operations:
Net investment income (loss)	0.76 (a)	0.78 (a)	0.77 (a)	0.72	0.49
Net realized and unrealized gain (loss)	(0.30)	2.24	0.38	(1.67)	3.18
Total from investment operations	0.46	3.02	1.15	(0.95)	3.67
Distributions paid to shareholders from:
Net investment income	(1.02)	(1.03)	(0.73)	(0.97)	(0.64)
Return of capital	—	—	(0.23)	(0.02)	(0.20)
Total distributions	(1.02)	(1.03)	(0.96)	(0.99)	(0.84)
Net asset value, end of period	$16.03	$16.59	$14.60	$14.41	$16.35
Total return (b)	2.90%	21.26%	8.05%	(6.25)%	27.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$430,528	$439,538	$413,284	$446,101	$470,203
Ratio of total expenses to average net assets (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (c)	0.49% (d)	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets (c)	4.68%	5.01%	5.16%	4.40%	3.03%
Portfolio turnover rate (e)	68%	73%	76%	85%	100%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.60% and 0.48%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.63	$14.66	$13.72	$17.56	$14.15
Income from investment operations:
Net investment income (loss)	0.73 (a)	0.64 (a)	0.75 (a)	0.71	0.62
Net realized and unrealized gain (loss)	2.09	3.02	0.86	(3.85)	3.43
Total from investment operations	2.82	3.66	1.61	(3.14)	4.05
Distributions paid to shareholders from:
Net investment income	(0.80)	(0.69)	(0.67)	(0.70)	(0.64)
Net asset value, end of period	$19.65	$17.63	$14.66	$13.72	$17.56
Total return (b)	16.39%	25.48%	11.60%	(18.39)%	28.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$120,824	$82,871	$71,815	$43,912	$42,139
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.10%	4.05%	4.84%	4.39%	4.10%
Portfolio turnover rate (d)	51%	57%	63%	47%	57%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$59.20	$45.93	$38.83	$47.47	$32.67
Income from investment operations:
Net investment income (loss)	0.85 (a)	1.01 (a)	1.08 (a)	0.82	0.59
Net realized and unrealized gain (loss)	8.08	13.28	7.13	(8.70)	14.79
Total from investment operations	8.93	14.29	8.21	(7.88)	15.38
Distributions paid to shareholders from:
Net investment income	(0.87)	(1.02)	(1.11)	(0.76)	(0.58)
Net asset value, end of period	$67.26	$59.20	$45.93	$38.83	$47.47
Total return (b)	15.25%	31.31%	21.22%	(16.76)%	47.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,249,820	$12,091,412	$7,930,629	$7,290,775	$5,739,655
Ratio of total expenses to average net assets	0.48%	0.48%	0.49%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.38%	1.91%	2.36%	1.85%	1.43%
Portfolio turnover rate (c)	69%	57%	57%	59%	45%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$58.21	$44.22	$41.09	$45.78	$34.10
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.09 (a)	0.41 (a)	0.46	0.02
Net realized and unrealized gain (loss)	3.71	13.99	3.15	(4.71)	11.68
Total from investment operations	4.01	14.08	3.56	(4.25)	11.70
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.09)	(0.43)	(0.44)	(0.02)
Net asset value, end of period	$61.92	$58.21	$44.22	$41.09	$45.78
Total return (b)	6.91%	31.86%	8.63%	(9.32)%	34.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,708,959	$3,777,592	$3,100,064	$2,592,805	$2,694,187
Ratio of total expenses to average net assets (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	0.50%	0.16%	0.88%	1.01%	0.04%
Portfolio turnover rate (d)	60%	0%	103%	81%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.76	$27.77	$26.84	$31.09	$21.06
Income from investment operations:
Net investment income (loss)	0.77 (a)	0.87 (a)	1.08 (a)	0.88	0.73
Net realized and unrealized gain (loss)	3.46	9.02	0.93	(4.22)	10.01
Total from investment operations	4.23	9.89	2.01	(3.34)	10.74
Distributions paid to shareholders from:
Net investment income	(0.81)	(0.90)	(1.08)	(0.91)	(0.71)
Net asset value, end of period	$40.18	$36.76	$27.77	$26.84	$31.09
Total return (b)	11.63%	36.01%	7.48%	(11.08)%	51.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$66,304	$60,661	$41,659	$67,100	$38,863
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.00%	2.71%	3.75%	3.00%	2.54%
Portfolio turnover rate (d)	157%	173%	197%	172%	186%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$74.57	$51.58	$38.20	$40.84	$25.68
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.13 (a)	0.15 (a)	0.04	0.03
Net realized and unrealized gain (loss)	22.13	22.99	13.37	(2.66)	15.16
Total from investment operations	22.34	23.12	13.52	(2.62)	15.19
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.13)	(0.14)	(0.02)	(0.03)
Net asset value, end of period	$96.70	$74.57	$51.58	$38.20	$40.84
Total return (b)	30.04%	44.86%	35.41%	(6.41)%	59.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,584,361	$1,692,645	$497,748	$169,984	$220,549
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.26%	0.20%	0.30%	0.10%	0.07%
Portfolio turnover rate (c)	60%	75%	48%	37%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.04	$17.81	$16.09	$22.74	$18.83
Income from investment operations:
Net investment income (loss)	0.54 (a)	0.43 (a)	0.58 (a)	0.64	0.20
Net realized and unrealized gain (loss)	3.44	3.23	1.67	(6.66)	3.93
Total from investment operations	3.98	3.66	2.25	(6.02)	4.13
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.43)	(0.53)	(0.63)	(0.22)
Net asset value, end of period	$24.50	$21.04	$17.81	$16.09	$22.74
Total return (b)	19.28%	20.76%	14.03%	(26.89)%	21.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$175,164	$198,832	$229,797	$139,212	$264,970
Ratio of total expenses to average net assets (c)	0.31% (d)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	2.57%	2.22%	3.29%	2.92%	0.87%
Portfolio turnover rate (e)	80%	42%	65%	104%	66%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.92	$31.29	$33.40	$35.14	$26.17
Income from investment operations:
Net investment income (loss)	0.68 (a)	0.49 (a)	0.64 (a)	0.31	0.01
Net realized and unrealized gain (loss)	0.12	4.64	(2.10)	(1.77)	8.97
Total from investment operations	0.80	5.13	(1.46)	(1.46)	8.98
Distributions paid to shareholders from:
Net investment income	(0.64)	(0.50)	(0.65)	(0.28)	(0.01)
Net asset value, end of period	$36.08	$35.92	$31.29	$33.40	$35.14
Total return (b)	2.26%	16.48%	(4.49)%	(4.18)%	34.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$111,839	$154,439	$203,399	$230,480	$212,609
Ratio of total expenses to average net assets (c)	0.31% (d)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	1.88%	1.48%	1.87%	0.91%	0.02%
Portfolio turnover rate (e)	168%	200%	294%	164%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.37	$28.22	$23.09	$28.28	$18.27
Income from investment operations:
Net investment income (loss)	0.55 (a)	0.66 (a)	0.70 (a)	0.51	0.36
Net realized and unrealized gain (loss)	1.63	8.07	5.10	(5.21)	9.99
Total from investment operations	2.18	8.73	5.80	(4.70)	10.35
Distributions paid to shareholders from:
Net investment income	(0.55)	(0.58)	(0.67)	(0.49)	(0.34)
Net asset value, end of period	$38.00	$36.37	$28.22	$23.09	$28.28
Total return (b)	6.12%	31.07%	25.25%	(16.78)%	56.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,959,493	$6,122,084	$1,468,953	$819,621	$210,673
Ratio of total expenses to average net assets	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.55%	1.99%	2.56%	2.25%	1.77%
Portfolio turnover rate (c)	85%	64%	58%	86%	36%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.34	$37.00	$30.34	$42.07	$31.32
Income from investment operations:
Net investment income (loss)	1.04 (a)	1.03 (a)	0.93 (a)	1.15	0.61
Net realized and unrealized gain (loss)	8.86	10.37	6.70	(11.75)	10.70
Total from investment operations	9.90	11.40	7.63	(10.60)	11.31
Distributions paid to shareholders from:
Net investment income	(1.05)	(1.06)	(0.97)	(1.13)	(0.56)
Net asset value, end of period	$56.19	$47.34	$37.00	$30.34	$42.07
Total return (b)	21.13%	31.08%	25.13%	(25.55)%	36.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$115,197	$106,520	$94,343	$100,130	$132,512
Ratio of total expenses to average net assets	0.66% (c)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.07%	2.47%	2.55%	2.94%	1.84%
Portfolio turnover rate (d)	15%	17%	17%	23%	46%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$43.83	$40.42	$33.64	$53.30	$38.89
Income from investment operations:
Net investment income (loss)	0.15 (a)	0.12 (a)	0.13 (a)	0.08	0.05
Net realized and unrealized gain (loss)	9.04	3.40	6.78	(19.67) (b)	14.44
Total from investment operations	9.19	3.52	6.91	(19.59)	14.49
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.11)	(0.13)	(0.07)	(0.08)
Net asset value, end of period	$52.80	$43.83	$40.42	$33.64	$53.30
Total return (c)	21.06%	8.75%	20.51%	(36.76)% (b)	37.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$609,895	$453,667	$416,276	$173,248	$266,492
Ratio of total expenses to average net assets	0.66% (d)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.33%	0.28%	0.33%	0.17%	0.10%
Portfolio turnover rate (e)	52%	43%	46%	36%	31%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $1,987 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.15	$24.96	$23.96	$27.53	$22.46
Income from investment operations:
Net investment income (loss)	0.32 (a)	0.20 (a)	0.34 (a)	0.32	0.10
Net realized and unrealized gain (loss)	2.28	8.24	1.02	(3.60)	5.06
Total from investment operations	2.60	8.44	1.36	(3.28)	5.16
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.25)	(0.36)	(0.29)	(0.09)
Net asset value, end of period	$35.44	$33.15	$24.96	$23.96	$27.53
Total return (b)	7.86%	33.95%	5.64%	(12.02)%	22.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$90,366	$51,389	$57,405	$81,454	$121,114
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.93%	0.68%	1.33%	1.04%	0.36%
Portfolio turnover rate (d)	152%	122%	150%	169%	136%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.82	$22.83	$20.39	$23.51	$15.07
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.35 (a)	0.40 (a)	0.40	0.29
Net realized and unrealized gain (loss)	2.84	7.95	2.45	(3.11)	8.42
Total from investment operations	3.11	8.30	2.85	(2.71)	8.71
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.31)	(0.41)	(0.41)	(0.27)
Net asset value, end of period	$33.61	$30.82	$22.83	$20.39	$23.51
Total return (b)	10.21%	36.49%	14.03%	(11.71)%	57.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,605	$32,362	$20,547	$19,369	$25,864
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.91%	1.27%	1.75%	1.64%	1.68%
Portfolio turnover rate (d)	187%	155%	223%	230%	195%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Developed Capital Strength® ETF (FICS)

	Year Ended September 30,				Period Ended 9/30/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$37.37	$30.10	$25.86	$34.04	$30.09
Income from investment operations:
Net investment income (loss)	0.79 (b)	0.55 (b)	0.45 (b)	0.57	0.36
Net realized and unrealized gain (loss)	0.69	7.28	4.15	(8.16)	3.93
Total from investment operations	1.48	7.83	4.60	(7.59)	4.29
Distributions paid to shareholders from:
Net investment income	(0.90)	(0.56)	(0.36)	(0.59)	(0.34)
Net asset value, end of period	$37.95	$37.37	$30.10	$25.86	$34.04
Total return (c)	4.00%	26.15%	17.74%	(22.50)%	14.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$214,424	$156,972	$69,230	$19,396	$10,213
Ratio of total expenses to average net assets	0.71% (d)	0.70%	0.70%	0.70%	0.70% (e)
Ratio of net investment income (loss) to average net assets	2.11%	1.62%	1.47%	2.10%	1.29% (e)
Portfolio turnover rate (f)	51%	58%	59%	77%	23%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Economic Moat ETF (EMOT)

	Year Ended 9/30/2025	Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$21.22	$19.97
Income from investment operations:
Net investment income (loss) (b)	0.18	0.04
Net realized and unrealized gain (loss)	2.74	1.21
Total from investment operations	2.92	1.25
Distributions paid to shareholders from:
Net investment income	(0.18)	—
Net realized gain	(0.00) (c)	—
Total distributions	(0.18)	—
Net asset value, end of period	$23.96	$21.22
Total return (d)	13.82%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,792	$3,183
Ratio of total expenses to average net assets	0.61% (e)	0.60% (f)
Ratio of net investment income (loss) to average net assets	0.82%	0.83% (f)
Portfolio turnover rate (g)	18%	0%

(a)	Inception date is June 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2025

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the sixteen funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of EMOT which is listed and traded on NYSE Arca, Inc.

First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
First Trust SMID Cap Rising Dividend Achievers ETF – (ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust International Developed Capital Strength® ETF – (ticker “FICS”)
First Trust S&P 500 Economic Moat ETF – (ticker “EMOT”)
Each of TDIV and EMOT operates as a non-diversified series of the Trust. Each of MDIV, FID, RDVY, FV, DDIV, AIRR, IFV, FVC, SDVY, LEGR, ROBT, DVOL, DVLU and FICS operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq Technology DividendTM Index
Multi-Asset Diversified Income Index Fund	Nasdaq US Multi-Asset Diversified IncomeTM Index
First Trust S&P International Dividend Aristocrats ETF	S&P International Dividend Aristocrats Index
First Trust Rising Dividend Achievers ETF	Nasdaq US Rising Dividend AchieversTM Index
First Trust Dorsey Wright Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust Dorsey Wright Momentum & Dividend ETF	Dorsey Wright Momentum Plus Dividend YieldTM Index
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors American Industrial Renaissance® Index
First Trust Dorsey Wright International Focus 5 ETF	Dorsey Wright International Focus FiveTM Index
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and RoboticsTM Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low VolatilityTM Index
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus ValueTM Index
First Trust International Developed Capital Strength® ETF	The International Developed Capital StrengthTM Index
First Trust S&P 500 Economic Moat ETF	S&P 500® Economic Moat Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in MDIV at September 30, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 9/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust Tactical High Yield ETF	2,069,305	$87,577,276	$18,257,909	$(18,996,127)	$1,452,376	$(1,277,159)	$87,014,275	$5,663,844
Amounts relating to investments in affiliated funds in FV at September 30, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 9/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$714,658,465	$180,641,215	$(819,423,194)	$(155,123,216)	$79,246,730	$—	$3,868,773
First Trust Dow Jones Internet Index Fund	2,912,896	750,709,845	283,506,935	(438,268,700)	161,235,066	57,961,671	815,144,817	—
First Trust Financials AlphaDEX® Fund	12,710,760	—	1,077,546,915	(362,669,430)	64,741,445	(24,726,894)	754,892,036	9,531,530
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,587,901	772,216,452	278,153,915	(324,116,220)	3,343,211	18,834,194	748,431,552	5,631,665
First Trust Nasdaq Semiconductor ETF	—	781,027,470	561,882	(756,235,073)	(250,912,602)	225,558,323	—	1,379,913

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
Security Name	Shares at 9/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust NASDAQ- 100 Ex- Technology Sector Index Fund	6,917,523	$—	$661,378,394	$(42,977,927)	$62,818,787	$3,150,666	$684,369,920	$2,159,068
First Trust NASDAQ- 100- Technology Sector Index Fund	—	755,315,794	296,848,436	(939,643,994)	(153,983,354)	41,463,118	—	33,160
First Trust Utilities AlphaDEX® Fund	15,410,032	—	872,582,056	(246,670,744)	76,642,591	(2,167,949)	700,385,954	7,423,356
		$3,773,928,026	$3,651,219,748	$(3,930,005,282)	$(191,238,072)	$399,319,859	$3,703,224,279	$30,027,465
Amounts relating to investments in affiliated funds in IFV at September 30, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 9/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust China AlphaDEX® Fund	1,338,560	$—	$46,924,624	$(18,153,500)	$9,955,217	$51,073	$38,777,414	$791,415
First Trust Dow Jones Global Select Dividend Index Fund	—	—	25,980,672	(27,097,230)	—	1,116,558	—	—
First Trust Eurozone AlphaDEX® ETF	596,559	39,061,429	34,441,699	(41,706,833)	3,803,489	(536,551)	35,063,233	635,611
First Trust Germany AlphaDEX® Fund	589,055	—	33,495,824	(1,186,941)	2,289,320	42,708	34,640,911	183,957
First Trust India NIFTY 50 Equal Weight ETF	—	40,210,267	7,100,680	(42,655,596)	(12,424,496)	7,769,145	—	305,286
First Trust Japan AlphaDEX® Fund	—	39,403,517	—	(38,088,097)	(6,662,972)	5,347,552	—	642,354
First Trust Switzerland AlphaDEX® Fund	424,988	39,402,943	12,139,491	(19,479,053)	(3,146,448)	3,730,900	32,647,833	476,570
First Trust United Kingdom AlphaDEX® Fund	697,176	40,476,339	10,490,315	(19,615,555)	301,429	2,138,477	33,791,005	1,191,058
		$198,554,495	$170,573,305	$(207,982,805)	$(5,884,461)	$19,659,862	$174,920,396	$4,226,251

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
Amounts relating to investments in affiliated funds in FVC at September 30, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 9/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$29,235,233	$3,714,325	$(31,845,318)	$(2,951,728)	$1,847,488	$—	$119,356
First Trust Dow Jones Internet Index Fund	41,958	30,710,054	11,329,101	(35,319,544)	(1,359,796)	6,381,712	11,741,527	—
First Trust Enhanced Short Maturity ETF	972,070	—	128,034,087	(69,867,971)	65,693	4,905	58,236,714	2,299,367
First Trust Financials AlphaDEX® Fund	183,089	—	39,670,414	(27,743,078)	712,708	(1,766,388)	10,873,656	161,142
First Trust Industrials/Producer Durables AlphaDEX® Fund	138,107	31,589,875	10,743,734	(30,857,130)	(3,090,208)	2,394,361	10,780,632	126,213
First Trust Nasdaq Semiconductor ETF	—	31,950,266	—	(30,931,061)	(4,764,548)	3,745,343	—	50,139
First Trust NASDAQ- 100 Ex-Technology Sector Index Fund	99,642	—	15,231,087	(6,043,835)	437,554	233,056	9,857,862	28,021
First Trust NASDAQ- 100-Technology Sector Index Fund	—	30,898,478	3,625,042	(32,314,826)	(2,888,610)	679,916	—	775
First Trust Utilities AlphaDEX® Fund	221,970	—	21,857,985	(12,471,653)	755,935	(53,731)	10,088,536	98,414
		$154,383,906	$234,205,775	$(277,394,416)	$(13,083,000)	$13,466,662	$111,578,927	$2,883,427
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2025, AIRR, LEGR, and ROBT had securities in the securities lending program. During the fiscal year ended September 30, 2025, AIRR, LEGR, and ROBT participated in the securities lending program.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2025, were received as collateral for lending securities.
H. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of MDIV which is declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$48,073,023	$—	$—
Multi-Asset Diversified Income Index Fund	28,075,432	—	—
First Trust S&P International Dividend Aristocrats ETF	4,365,901	—	—
First Trust Rising Dividend Achievers ETF	199,259,427	—	—
First Trust Dorsey Wright Focus 5 ETF	18,414,330	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	1,450,777	—	—
First Trust RBA American Industrial Renaissance® ETF	9,374,755	—	—
First Trust Dorsey Wright International Focus 5 ETF	3,758,351	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,196,306	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$124,118,861	$—	$—
First Trust Indxx Innovative Transaction & Process ETF	2,031,982	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	2,196,550	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	586,670	—	—
First Trust Dorsey Wright Momentum & Value ETF	317,200	—	—
First Trust International Developed Capital Strength® ETF	4,767,957	—	—
First Trust S&P 500 Economic Moat ETF	31,701	—	—
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$44,002,035	$—	$—
Multi-Asset Diversified Income Index Fund	28,022,932	—	—
First Trust S&P International Dividend Aristocrats ETF	3,237,346	—	—
First Trust Rising Dividend Achievers ETF	192,223,542	—	—
First Trust Dorsey Wright Focus 5 ETF	5,963,670	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	1,311,947	—	—
First Trust RBA American Industrial Renaissance® ETF	2,130,376	—	—
First Trust Dorsey Wright International Focus 5 ETF	4,261,106	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,486,081	—	—
First Trust SMID Cap Rising Dividend Achievers ETF	68,669,012	—	—
First Trust Indxx Innovative Transaction & Process ETF	2,543,302	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	1,354,840	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	406,865	—	—
First Trust Dorsey Wright Momentum & Value ETF	302,515	—	—
First Trust International Developed Capital Strength® ETF	1,977,261	—	—
First Trust S&P 500 Economic Moat ETF	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
As of September 30, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$4,736,375	$(271,807,290)	$1,122,097,873
Multi-Asset Diversified Income Index Fund	—	(232,670,005)	512,564
First Trust S&P International Dividend Aristocrats ETF	1,336,236	(7,974,969)	14,714,517
First Trust Rising Dividend Achievers ETF	2,681,688	(1,061,481,897)	2,570,423,761
First Trust Dorsey Wright Focus 5 ETF	323,545	(491,140,644)	752,305,712
First Trust Dorsey Wright Momentum & Dividend ETF	96,481	(26,511,392)	5,901,733
First Trust RBA American Industrial Renaissance® ETF	—	(223,898,961)	899,606,210
First Trust Dorsey Wright International Focus 5 ETF	55,180	(155,414,058)	28,438,115
First Trust Dorsey Wright Dynamic Focus 5 ETF	306,448	(86,855,865)	4,937,536
First Trust SMID Cap Rising Dividend Achievers ETF	4,701,906	(685,436,134)	1,067,623,683
First Trust Indxx Innovative Transaction & Process ETF	161,323	(4,466,828)	18,454,945
First Trust Nasdaq Artificial Intelligence and Robotics ETF	—	(81,977,411)	66,331,513
First Trust Dorsey Wright Momentum & Low Volatility ETF	43,530	(21,661,156)	5,502,898
First Trust Dorsey Wright Momentum & Value ETF	17,015	(14,789,508)	5,784,579
First Trust International Developed Capital Strength® ETF	—	(5,175,371)	14,522,068
First Trust S&P 500 Economic Moat ETF	4,938	(19,109)	353,398
I. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all of the Funds except EMOT, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For EMOT, the taxable periods ended 2024 and 2025 remain open to federal and state audit. As of September 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ Technology Dividend Index Fund	$271,807,290
Multi-Asset Diversified Income Index Fund	232,670,005
First Trust S&P International Dividend Aristocrats ETF	7,974,969
First Trust Rising Dividend Achievers ETF	1,061,481,897
First Trust Dorsey Wright Focus 5 ETF	491,140,644
First Trust Dorsey Wright Momentum & Dividend ETF	26,511,392

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
Non-Expiring Capital Loss Carryforwards
First Trust RBA American Industrial Renaissance® ETF	$223,898,961
First Trust Dorsey Wright International Focus 5 ETF	155,414,058
First Trust Dorsey Wright Dynamic Focus 5 ETF	86,855,865
First Trust SMID Cap Rising Dividend Achievers ETF	685,436,134
First Trust Indxx Innovative Transaction & Process ETF	4,466,828
First Trust Nasdaq Artificial Intelligence and Robotics ETF	81,977,411
First Trust Dorsey Wright Momentum & Low Volatility ETF	21,661,156
First Trust Dorsey Wright Momentum & Value ETF	14,789,508
First Trust International Developed Capital Strength® ETF	5,175,371
First Trust S&P 500 Economic Moat ETF	19,109
During the taxable year ended September 30, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
Multi-Asset Diversified Income Index Fund	$11,914,582
First Trust S&P International Dividend Aristocrats ETF	3,041,344
First Trust Dorsey Wright Focus 5 ETF	232,244,574
First Trust Dorsey Wright Momentum & Dividend ETF	1,228,762
First Trust Dorsey Wright International Focus 5 ETF	8,773,526
First Trust Dorsey Wright Dynamic Focus 5 ETF	5,869,070
First Trust Indxx Innovative Transaction & Process ETF	48,539
First Trust Dorsey Wright Momentum & Low Volatility ETF	5,227,135
First Trust International Developed Capital Strength® ETF	2,193,150
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust NASDAQ Technology Dividend Index Fund	$1,182,155	$(276,203,408)	$275,021,253
Multi-Asset Diversified Income Index Fund	5,279,306	(5,239,150)	(40,156)
First Trust S&P International Dividend Aristocrats ETF	427,226	(422,211)	(5,015)
First Trust Rising Dividend Achievers ETF	—	(1,475,398,615)	1,475,398,615
First Trust Dorsey Wright Focus 5 ETF	—	(197,378,251)	197,378,251
First Trust Dorsey Wright Momentum & Dividend ETF	—	(4,732,581)	4,732,581
First Trust RBA American Industrial Renaissance® ETF	390,963	(363,084,542)	362,693,579
First Trust Dorsey Wright International Focus 5 ETF	—	(11,046,109)	11,046,109
First Trust Dorsey Wright Dynamic Focus 5 ETF	—	(7,603,490)	7,603,490
First Trust SMID Cap Rising Dividend Achievers ETF	—	(419,440,580)	419,440,580

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Indxx Innovative Transaction & Process ETF	$(6,334)	$(7,751,936)	$7,758,270
First Trust Nasdaq Artificial Intelligence and Robotics ETF	282,369	(6,478,394)	6,196,025
First Trust Dorsey Wright Momentum & Low Volatility ETF	—	(1,082,486)	1,082,486
First Trust Dorsey Wright Momentum & Value ETF	—	(2,257,065)	2,257,065
First Trust International Developed Capital Strength® ETF	970,516	(9,095,863)	8,125,347
First Trust S&P 500 Economic Moat ETF	—	(344,002)	344,002
As of September 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$2,630,060,928	$1,236,383,027	$(114,277,802)	$1,122,105,225
Multi-Asset Diversified Income Index Fund	429,200,264	27,097,013	(26,584,449)	512,564
First Trust S&P International Dividend Aristocrats ETF	105,165,311	16,714,644	(2,035,907)	14,678,737
First Trust Rising Dividend Achievers ETF	14,677,336,239	2,882,656,334	(312,232,573)	2,570,423,761
First Trust Dorsey Wright Focus 5 ETF	2,957,557,606	752,938,661	(632,949)	752,305,712
First Trust Dorsey Wright Momentum & Dividend ETF	60,385,095	6,613,580	(711,847)	5,901,733
First Trust RBA American Industrial Renaissance® ETF	4,705,366,755	1,121,448,400	(221,842,190)	899,606,210
First Trust Dorsey Wright International Focus 5 ETF	146,767,951	28,583,693	(145,578)	28,438,115
First Trust Dorsey Wright Dynamic Focus 5 ETF	106,721,923	5,403,269	(465,733)	4,937,536
First Trust SMID Cap Rising Dividend Achievers ETF	7,890,848,945	1,286,210,528	(218,586,845)	1,067,623,683
First Trust Indxx Innovative Transaction & Process ETF	98,955,735	27,775,062	(9,333,571)	18,441,491
First Trust Nasdaq Artificial Intelligence and Robotics ETF	596,970,976	122,102,070	(55,786,788)	66,315,282
First Trust Dorsey Wright Momentum & Low Volatility ETF	84,842,280	6,695,384	(1,192,486)	5,502,898
First Trust Dorsey Wright Momentum & Value ETF	27,816,596	6,134,358	(349,779)	5,784,579
First Trust International Developed Capital Strength® ETF	199,264,361	23,318,066	(8,841,695)	14,476,371
First Trust S&P 500 Economic Moat ETF	4,433,939	603,414	(250,016)	353,398
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
Fund	Licensor
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Indxx Innovative Transaction & Process ETF	Indxx, Inc.
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq, Inc.
First Trust Dorsey Wright Momentum & Low Volatility ETF	Nasdaq, Inc.
First Trust Dorsey Wright Momentum & Value ETF	Nasdaq, Inc.
First Trust International Developed Capital Strength® ETF	Nasdaq, Inc.
First Trust S&P 500 Economic Moat ETF	S&P Dow Jones Indices, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
K. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	TDIV	RDVY	FV	DDIV
Fund net assets up to and including $2.5 billion	0.5000%	0.5000%	0.3000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.4875%	0.2925%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.4750%	0.2850%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.4625%	0.2775%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.4500%	0.2700%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.4250%	0.2550%	0.510%

Breakpoints	AIRR	IFV	FVC	SDVY
Fund net assets up to and including $2.5 billion	0.7000%	0.3000%	0.3000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.2925%	0.2925%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.2850%	0.2850%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.2775%	0.2775%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.2700%	0.2700%	0.540%
Fund net assets greater than $15 billion	0.5950%	0.2550%	0.2550%	0.510%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025

Breakpoints	DVOL	DVLU	EMOT
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Breakpoints	MDIV	FID
Fund net assets up to and including $2.5 billion	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%
Fund net assets greater than $10 billion	0.540%	0.540%

Breakpoints	LEGR	ROBT	FICS
Fund net assets up to and including $2.5 billion	0.65000%	0.65000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.63375%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.61750%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.60125%	0.6475%
Fund net assets greater than $10 billion	0.58500%	0.58500%	0.6300%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2027. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the fiscal year ended September 30, 2025, MDIV waived $538,853 of management fees.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
4. Purchases and Sales of Securities
For the fiscal year ended September 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$715,501,060	$713,939,103
Multi-Asset Diversified Income Index Fund	301,047,876	301,024,127
First Trust S&P International Dividend Aristocrats ETF	53,148,939	46,797,798
First Trust Rising Dividend Achievers ETF	9,779,992,652	9,766,650,702
First Trust Dorsey Wright Focus 5 ETF	2,249,721,918	2,253,110,461
First Trust Dorsey Wright Momentum & Dividend ETF	108,718,857	108,441,550
First Trust RBA American Industrial Renaissance® ETF	2,080,589,874	2,081,509,958
First Trust Dorsey Wright International Focus 5 ETF	118,890,575	118,809,110
First Trust Dorsey Wright Dynamic Focus 5 ETF	221,837,712	221,794,040
First Trust SMID Cap Rising Dividend Achievers ETF	6,714,126,390	6,705,778,167
First Trust Indxx Innovative Transaction & Process ETF	15,244,755	14,753,782
First Trust Nasdaq Artificial Intelligence and Robotics ETF	248,366,477	246,649,692
First Trust Dorsey Wright Momentum & Low Volatility ETF	97,844,862	97,623,779
First Trust Dorsey Wright Momentum & Value ETF	56,977,002	56,968,278
First Trust International Developed Capital Strength® ETF	96,598,166	97,722,464
First Trust S&P 500 Economic Moat ETF	739,952	735,440
For the fiscal year ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$741,350,576	$542,174,477
Multi-Asset Diversified Income Index Fund	60,355,926	54,079,702
First Trust S&P International Dividend Aristocrats ETF	19,690,589	—
First Trust Rising Dividend Achievers ETF	9,927,106,546	6,703,204,648
First Trust Dorsey Wright Focus 5 ETF	1,401,497,830	1,676,894,821
First Trust Dorsey Wright Momentum & Dividend ETF	36,770,821	35,934,380
First Trust RBA American Industrial Renaissance® ETF	4,630,563,045	1,693,761,492
First Trust Dorsey Wright International Focus 5 ETF	51,682,730	89,173,695
First Trust Dorsey Wright Dynamic Focus 5 ETF	12,368,063	55,600,376
First Trust SMID Cap Rising Dividend Achievers ETF	4,798,378,601	2,239,156,555
First Trust Indxx Innovative Transaction & Process ETF	13,655,047	22,967,298
First Trust Nasdaq Artificial Intelligence and Robotics ETF	95,622,364	35,568,557
First Trust Dorsey Wright Momentum & Low Volatility ETF	45,099,473	10,388,402
First Trust Dorsey Wright Momentum & Value ETF	9,120,555	10,697,066
First Trust International Developed Capital Strength® ETF	103,890,711	49,958,905
First Trust S&P 500 Economic Moat ETF	3,200,750	2,162,371
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, First Trust Dorsey Wright Momentum & Low Volatility ETF, First Trust Dorsey Wright Momentum & Value ETF, First Trust International Developed Capital Strength® ETF, and First Trust S&P 500 Economics Moat ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI, as of September 30, 2025 and the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust NASDAQ Technology Dividend Index Fund	For the years ended September 30, 2025, and 2024	For the years ended September 30, 2025, 2024, 2023, 2022 and 2021
Multi-Asset Diversified Income Index Fund
First Trust S&P International Dividend Aristocrats ETF
First Trust Rising Dividend Achievers ETF
First Trust Dorsey Wright Focus 5 ETF
First Trust Dorsey Wright Momentum & Dividend ETF
First Trust RBA American Industrial Renaissance® ETF
First Trust Dorsey Wright International Focus 5 ETF
First Trust Dorsey Wright Dynamic Focus 5 ETF
First Trust SMID Cap Rising Dividend Achievers ETF
First Trust Indxx Innovative Transaction & Process ETF
First Trust Nasdaq Artificial Intelligence and Robotics ETF
First Trust Dorsey Wright Momentum & Low Volatility ETF
First Trust Dorsey Wright Momentum & Value ETF

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust International Developed Capital Strength® ETF	For the years ended September 30, 2025, and 2024	For the years ended September 30, 2025, 2024, 2023, and 2022, and for the period from December 15, 2020 (commencement of investment operations) through September 30, 2021
First Trust S&P 500 Economic Moat ETF	For the year ended September 30, 2025, and for the period from June 26, 2024 (commencement of investment operations) through September 30, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 20, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended September 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
First Trust Dorsey Wright Focus 5 ETF (FV)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
First Trust International Developed Capital Strength ETF (FICS)
Multi-Asset Diversified Income Index Fund (MDIV)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
First Trust Rising Dividend Achievers ETF (RDVY)
First Trust S&P 500 Economic Moat ETF (EMOT)
First Trust S&P International Dividend Aristocrats ETF (FID)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including, as applicable, comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board considered that the Advisor had previously agreed to extend the Fee Offset Agreement for MDIV through January 31, 2026, whereby the Advisor offsets its unitary fee paid by MDIV related to the portion of MDIV’s assets invested in other investment companies advised by the Advisor. The Board noted that because each of FV, IFV and FVC invests in underlying ETFs in the First Trust Fund Complex, each such Fund will incur acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for MDIV was below the median total (net) expense ratio of the peer funds in its Expense Group, that the total (net) expense ratio for EMOT was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio for each other Fund (excluding acquired fund fees and expenses for FVC, FV and IFV) was above the median total (net) expense ratio of the peer funds in its respective Expense Group (excluding acquired fund fees and expenses for FVC’s, FV’s and IFV’s Expense Groups). The Board also noted that the total (net) expense ratio for each of FVC, FV and IFV (including acquired fund fees and expenses) was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed, as applicable, information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to DDIV, the Board noted that during 2018, it approved changes to the Fund’s investment objective and, effective September 6, 2018, the Fund changed its name and ticker symbol and began tracking the Dorsey Wright Momentum Plus Dividend Yield™ Index, and that the performance information included a blend of the old and new indexes. With respect to FID, the Board noted that during 2018, it approved changes to the Fund’s investment objective and, effective August 30, 2018, the Fund changed its name and ticker symbol and began tracking the S&P International Dividend Aristocrats Index, and that the performance information included a blend of the old and new indexes. Based on the information

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
provided and its ongoing review of performance, the Board concluded that each applicable Fund was correlated to its underlying index and that the tracking difference for each such Fund was within a reasonable range and noted the Advisor’s discussion of LEGR’s correlation at the April 22, 2025 meeting. In addition, the Board reviewed data prepared by Broadridge comparing each applicable Fund’s performance to that of its respective Performance Universe and to that of a benchmark index and noted the Advisor’s discussion of MDIV’s performance at the April 22, 2025 meeting. However, given each such Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference. Because EMOT commenced operations on June 26, 2024 and therefore has a limited performance history, comparative performance information for EMOT was not reviewed.
On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund except EMOT for the twelve months ended December 31, 2024 and to EMOT for the period from inception through December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. In addition, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which each of FVC, FV and IFV invest, will recognize additional revenue from the underlying ETFs if investment by such Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VI funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $10,619,638. This figure is comprised of $428,050 paid (or to be paid) in fixed compensation and $10,191,588 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $5,566,876 paid (or to be paid) to senior management of First Trust Advisors L.P. and $5,052,762 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended September 30, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust NASDAQ Technology Dividend Index Fund	96.85%
Multi-Asset Diversified Income Index Fund	26.61%
First Trust S&P International Dividend Aristocrats ETF	0.00%
First Trust Rising Dividend Achievers ETF	100.00%
First Trust Dorsey Wright Focus 5 ETF	**
First Trust Dorsey Wright Momentum & Dividend ETF	90.68%
First Trust RBA American Industrial Renaissance® ETF	100.00%
First Trust Dorsey Wright International Focus 5 ETF	**
First Trust Dorsey Wright Dynamic Focus 5 ETF	**
First Trust SMID Cap Rising Dividend Achievers ETF	100.00%
First Trust Indxx Innovative Transaction & Process ETF	26.61%
First Trust Nasdaq Artificial Intelligence and Robotics ETF	41.06%
First Trust Dorsey Wright Momentum & Low Volatility ETF	100.00%
First Trust Dorsey Wright Momentum & Value ETF	100.00%
First Trust International Developed Capital Strength® ETF	0.00%
First Trust S&P 500 Economic Moat ETF	100.00%
For the taxable year ended September 30, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust NASDAQ Technology Dividend Index Fund	100.00%
Multi-Asset Diversified Income Index Fund	26.78%
First Trust S&P International Dividend Aristocrats ETF	67.50%

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Qualified Dividend Income
First Trust Rising Dividend Achievers ETF	100.00%
First Trust Dorsey Wright Focus 5 ETF	**
First Trust Dorsey Wright Momentum & Dividend ETF	100.00%
First Trust RBA American Industrial Renaissance® ETF	100.00%
First Trust Dorsey Wright International Focus 5 ETF	**
First Trust Dorsey Wright Dynamic Focus 5 ETF	**
First Trust SMID Cap Rising Dividend Achievers ETF	100.00%
First Trust Indxx Innovative Transaction & Process ETF	100.00%
First Trust Nasdaq Artificial Intelligence and Robotics ETF	100.00%
First Trust Dorsey Wright Momentum & Low Volatility ETF	100.00%
First Trust Dorsey Wright Momentum & Value ETF	100.00%
First Trust International Developed Capital Strength® ETF	100.00%
First Trust S&P 500 Economic Moat ETF	100.00%
** The actual qualified dividend income distribution will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Additionally, the actual percentage of income that qualified for the dividends received deduction will be available to shareholders shortly after calendar year end.
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September 30, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2025, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust S&P International Dividend Aristocrats ETF	$4,914,364	$0.80	$515,290	$0.08
First Trust Indxx Innovative Transaction & Process ETF	1,948,162	0.95	189,934	0.09
First Trust International Developed Capital Strength® ETF	5,958,410	1.05	630,276	0.11
Disclaimers
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index and S&P 500® Economic Moat Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Annual Financial Statements and Other Information
For the Period August 6, 2025 (Commencement of Operations) through September 30, 2025

First Trust Exchange-Traded Fund VI

First Trust RBA Deglobalization ETF (DGLO)

Table of Contents
First Trust RBA Deglobalization ETF (DGLO)
Annual Financial Statements and Other Information
September 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust RBA Deglobalization ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments
September 30, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 16.2%
20	Axon Enterprise, Inc. (a)	$14,353
21	Boeing (The) Co. (a)	4,532
43	BWX Technologies, Inc.	7,928
226	Byrna Technologies, Inc. (a)	5,008
156	Cadre Holdings, Inc.	5,696
57	Ducommun, Inc. (a)	5,479
49	General Dynamics Corp.	16,709
44	General Electric Co.	13,236
23	Huntington Ingalls Industries, Inc.	6,622
196	Kratos Defense & Security Solutions, Inc. (a)	17,909
38	L3Harris Technologies, Inc.	11,606
352	Leonardo DRS, Inc.	15,981
236	Mercury Systems, Inc. (a)	18,266
47	National Presto Industries, Inc.	5,271
17	Northrop Grumman Corp.	10,358
387	Park Aerospace Corp.	7,872
		166,826
	Air Freight & Logistics — 2.8%
71	C.H. Robinson Worldwide, Inc.	9,400
234	Hub Group, Inc., Class A	8,059
130	United Parcel Service, Inc., Class B	10,859
		28,318
	Building Products — 8.3%
61	Advanced Drainage Systems, Inc.	8,461
114	Armstrong World Industries, Inc.	22,345
24	Carlisle Cos., Inc.	7,895
20	CSW Industrials, Inc.	4,855
95	Gibraltar Industries, Inc. (a)	5,966
129	Insteel Industries, Inc.	4,946
13	Lennox International, Inc.	6,882
82	Trex Co., Inc. (a)	4,237
78	UFP Industries, Inc.	7,292
271	Zurn Elkay Water Solutions Corp.	12,745
		85,624
	Chemicals — 0.6%
31	Hawkins, Inc.	5,664
	Commercial Services & Supplies — 10.9%
327	BrightView Holdings, Inc. (a)	4,382
72	Casella Waste Systems, Inc., Class A (a)	6,831
93	Cintas Corp.	19,089
47	Clean Harbors, Inc. (a)	10,914
195	Copart, Inc. (a)	8,769
Shares	Description	Value

	Commercial Services & Supplies (Continued)
502	Ennis, Inc.	$9,177
383	Healthcare Services Group, Inc. (a)	6,446
177	HNI Corp.	8,292
90	Republic Services, Inc.	20,653
200	Rollins, Inc.	11,748
34	UniFirst Corp.	5,685
		111,986
	Construction & Engineering — 2.9%
9	Comfort Systems USA, Inc.	7,427
9	EMCOR Group, Inc.	5,846
96	Granite Construction, Inc.	10,526
26	MYR Group, Inc. (a)	5,409
		29,208
	Construction Materials — 1.1%
64	Knife River Corp. (a)	4,920
49	United States Lime & Minerals, Inc.	6,446
		11,366
	Containers & Packaging — 3.2%
117	International Paper Co.	5,429
341	Myers Industries, Inc.	5,776
99	Packaging Corp. of America	21,575
		32,780
	Electrical Equipment — 2.5%
23	Acuity, Inc.	7,921
68	Atkore, Inc.	4,266
33	Generac Holdings, Inc. (a)	5,524
19	Hubbell, Inc.	8,176
		25,887
	Energy Equipment & Services — 3.0%
161	Cactus, Inc., Class A	6,355
324	Helmerich & Payne, Inc.	7,157
448	Liberty Energy, Inc.	5,528
441	Ranger Energy Services, Inc., Class A	6,192
539	Select Water Solutions, Inc.	5,762
		30,994
	Ground Transportation — 11.6%
63	ArcBest Corp.	4,402
249	Covenant Logistics Group, Inc.	5,393
559	CSX Corp.	19,850
572	Heartland Express, Inc.	4,793
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments (Continued)
September 30, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
59	J.B. Hunt Transport Services, Inc.	$7,916
94	Landstar System, Inc.	11,521
766	Marten Transport Ltd.	8,166
49	Norfolk Southern Corp.	14,720
36	Old Dominion Freight Line, Inc.	5,068
400	Schneider National, Inc., Class B	8,464
90	Union Pacific Corp.	21,273
286	Werner Enterprises, Inc.	7,528
		119,094
	IT Services — 0.5%
54	Okta, Inc. (a)	4,952
	Machinery — 4.2%
128	Astec Industries, Inc.	6,161
55	Federal Signal Corp.	6,544
115	Miller Industries, Inc.	4,648
238	Mueller Water Products, Inc., Class A	6,074
56	Oshkosh Corp.	7,263
127	Proto Labs, Inc. (a)	6,354
82	Toro (The) Co.	6,248
		43,292
	Marine Transportation — 1.1%
345	Genco Shipping & Trading Ltd.	6,141
60	Kirby Corp. (a)	5,007
		11,148
	Metals & Mining — 3.2%
98	Commercial Metals Co.	5,614
317	Metallus, Inc. (a)	5,240
35	Nucor Corp.	4,740
27	Reliance, Inc.	7,583
38	Steel Dynamics, Inc.	5,298
590	SunCoke Energy, Inc.	4,814
		33,289
	Oil, Gas & Consumable Fuels — 9.3%
106	California Resources Corp.	5,637
76	Chord Energy Corp.	7,552
118	ConocoPhillips	11,162
323	Coterra Energy, Inc.	7,639
217	Devon Energy Corp.	7,608
456	DHT Holdings, Inc.	5,449
100	EOG Resources, Inc.	11,212
388	Magnolia Oil & Gas Corp., Class A	9,261
201	Murphy Oil Corp.	5,710
517	Permian Resources Corp.	6,618
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
197	Riley Exploration Permian, Inc.	$5,341
113	Scorpio Tankers, Inc.	6,334
262	Vitesse Energy, Inc.	6,086
		95,609
	Passenger Airlines — 0.4%
135	Southwest Airlines Co.	4,308
	Professional Services — 4.9%
80	Broadridge Financial Solutions, Inc.	19,054
97	CSG Systems International, Inc.	6,245
192	ExlService Holdings, Inc. (a)	8,454
86	Insperity, Inc.	4,231
85	Maximus, Inc.	7,766
75	TriNet Group, Inc.	5,017
		50,767
	Software — 0.7%
129	Alarm.com Holdings, Inc. (a)	6,847
	Trading Companies & Distributors — 12.4%
34	Applied Industrial Technologies, Inc.	8,876
61	BlueLinx Holdings, Inc. (a)	4,458
69	Boise Cascade Co.	5,335
83	Core & Main, Inc., Class A (a)	4,468
179	Distribution Solutions Group, Inc. (a)	5,384
349	DNOW, Inc. (a)	5,322
50	DXP Enterprises, Inc. (a)	5,953
244	Fastenal Co.	11,966
36	Ferguson Enterprises, Inc.	8,085
257	Global Industrial Co.	9,424
176	Karat Packaging, Inc.	4,437
59	McGrath RentCorp	6,921
100	MSC Industrial Direct Co., Inc., Class A	9,214
597	NPK International, Inc. (a)	6,752
167	Rush Enterprises, Inc., Class B	9,589
48	SiteOne Landscape Supply, Inc. (a)	6,182
11	United Rentals, Inc.	10,501
12	Watsco, Inc.	4,852
		127,719

	Total Investments — 99.8%	1,025,678
	(Cost $995,190)
	Net Other Assets and Liabilities — 0.2%	2,564
	Net Assets — 100.0%	$1,028,242

(a)	Non-income producing security.
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments (Continued)
September 30, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,025,678	$ 1,025,678	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Statement of Assets and Liabilities
September 30, 2025

ASSETS:
Investments, at value	$1,025,678
Cash	2,667
Dividends receivable	486
Total Assets	1,028,831

LIABILITIES:
Investment advisory fees payable	589
Total Liabilities	589
NET ASSETS	$1,028,242

NET ASSETS consist of:
Paid-in capital	$995,138
Par value	500
Accumulated distributable earnings (loss)	32,604
NET ASSETS	$1,028,242
NET ASSET VALUE, per share	$20.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	50,002
Investments, at cost	$995,190
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Statement of Operations
For the Period Ended September 30, 2025 (a)

INVESTMENT INCOME:
Dividends	$3,165
Total investment income	3,165

EXPENSES:
Investment advisory fees	1,075
Total expenses	1,075
NET INVESTMENT INCOME (LOSS)	2,090

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	26
Net change in unrealized appreciation (depreciation) on investments	30,488
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,604

(a)	Inception date is August 6, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Statement of Changes in Net Assets

Period Ended 9/30/2025 (a)
OPERATIONS:
Net investment income (loss)	$2,090
Net realized gain (loss)	26
Net change in unrealized appreciation (depreciation)	30,488
Net increase (decrease) in net assets resulting from operations	32,604

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	995,638
Cost of shares redeemed	—
Net increase (decrease) in net assets resulting from shareholder transactions	995,638
Total increase (decrease) in net assets	1,028,242

NET ASSETS:
Beginning of period	—
End of period	$1,028,242

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—
Shares sold	50,002
Shares redeemed	—
Shares outstanding, end of period	50,002

(a)	Inception date is August 6, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Financial Highlights
For a share outstanding throughout the period

Period Ended 9/30/2025 (a)

Net asset value, beginning of period	$19.91
Income from investment operations:
Net investment income (loss) (b)	0.04
Net realized and unrealized gain (loss)	0.61
Total from investment operations	0.65
Net asset value, end of period	$20.56
Total return (c)	3.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,028
Ratio of total expenses to average net assets	0.70% (d)
Ratio of net investment income (loss) to average net assets	1.36% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is August 6, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust RBA Deglobalization ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “DGLO” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors U.S. Deglobalization Index (the “Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an index investment approach, attempts to replicate, before fees and expenses, the performance of the Index.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or

Notes to Financial Statements (Continued)
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025
impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s corresponding index could result in a difference between the Fund’s performance and the performance of its underlying index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent

Notes to Financial Statements (Continued)
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025
differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal period ended September 30, 2025.
As of September 30, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$2,116
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	30,488
D. Income Taxes
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended September 30, 2025 remains open to federal and state audit. As of September 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2025, the Fund had no net late year ordinary or capital losses.
For the fiscal period ended September 30, 2025, there were no tax adjustments made to paid-in capital and accumulated distributable earnings (loss) accounts due to differences between book and tax treatments.
As of September 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$995,190	$58,933	$(28,445)	$30,488
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess

Notes to Financial Statements (Continued)
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025
its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5955%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended September 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $4,642 and $1,128, respectively.
For the fiscal period ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $991,702 and $0, respectively.

Notes to Financial Statements (Continued)
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2027.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of First Trust RBA Deglobalization (the “Fund”), one of the funds constituting First Trust Exchange-Traded Fund VI, as of September 30, 2025, and the related statements of operations, changes in net assets, and financial highlights for the period from August 6, 2025 (commencement of investment operations), through September 30, 2025; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the period from August 6, 2025 (commencement of investment operations), through September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 20, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal period ended September 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust RBA Deglobalization ETF (the “Fund”), for an initial two-year term at a meeting held on June 9, 2024. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Other Information (Continued)
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025 (Unaudited)
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.70% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was below the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be unique to the market and to the First Trust product line but will be most similar to another thematic index ETF in the First Trust Fund Complex that is managed by the Advisor, which has a unitary fee rate schedule starting at an annual rate of 0.70% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the

Other Information (Continued)
First Trust RBA Deglobalization ETF (DGLO)
September 30, 2025 (Unaudited)
proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
There were no distributions made by DGLO during the Fund’s fiscal period ended September 30, 2025; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.
Disclaimer
Richard Bernstein Advisors and Richard Bernstein Advisors U.S. Deglobalization Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 8, 2025

* Print the name and title of each signing officer under his or her signature.